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Oppenheimer Cash Reserves
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6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement  of  Additional  Information  dated  September  29, 2004 revised as of
February 2, 2005

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  September  29, 2004. It should be read together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services, at P.O. Box 5270, Denver, Colorado 80217, by calling the Transfer  Agent at the toll-free  number shown above,  or by  downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Trustees and Oversight Committees.................................
   Trustees and Officers of the Fund..........................................
   The Manager................................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1
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ABOUT THE FUND
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Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective  and the  principal  investment  policies  of the  Fund are described in the Prospectus.  This Statement of Additional Information contains supplemental information  about those  policies and the types of  securities  that the Fund's  investment
Manager,  OppenheimerFunds,  Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.  The Fund will not make investments with the objective of seeking capital growth.  However,  the value of the securities held by the Fund may be  affected by changes in general  interest  rates.  Because the current  value of debt securities  varies  inversely with changes in prevailing  interest  rates, if interest rates increase  after a security is purchased,  that  security  would  normally  decline in value.
Conversely,  if interest rates decrease after a security is purchased, its value would rise.
However,  those  fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually  intend to dispose of securities  prior to their maturity.  A debt security  held to maturity is  redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell securities prior to their maturity,  to attempt to take advantage of short-term  market  variations,  or because of a revised credit  evaluation of the issuer or other  considerations.  The Fund may also do so to generate cash to satisfy  redemptions  of
Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

      |X|   Ratings of Securities -- Portfolio Quality, Maturity and Diversification.  Under
Rule 2a-7 of the  Investment  Company Act, the Fund uses the amortized  cost method to value its  portfolio  securities  to  determine  the Fund's net asset  value per share.  Rule 2a-7 places  restrictions  on a money market fund's  investments.  Under that Rule,  the Fund may purchase  only those  securities  that the Manager,  under  Board-approved  procedures,  has determined have minimal credit risks and are "Eligible  Securities." The rating restrictions described in the  Prospectus  and this  Statement of Additional  Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one  that  has  been  rated  in one  of the  two  highest
short-term  rating  categories  by  any  two   "nationally-recognized   statistical   rating
organizations."  That term is  defined  in Rule  2a-7 and they are  referred  to as  "Rating
Organizations" in this Statement of Additional Information.  If only one Rating Organization has  rated  that  security,  it  must  have  been  rated  in one of the two  highest  rating categories by that Rating  Organization.  An unrated security that is judged by the Manager, subject to review by the Fund's Board of Directors,  to be of comparable quality to Eligible
Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7  permits the Fund to purchase any number of "First Tier  Securities."  These are Eligible  Securities  that have been rated in the highest rating category for short-term debt obligations by at least two Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been rated in the highest rating category by that
Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule  2a-7,  the Fund may  invest  only up to 5% of its total  assets in "Second
Tier  Securities."  Those are Eligible  Securities that are not "First Tier  Securities." In addition, the Fund may not invest more than:
o     5% of its total  assets  in the  securities  of any one  issuer  (other  than the U.S.
         government, its agencies or instrumentalities) or
o     1% of its total assets or $1 million  (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, the Fund must maintain a dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity  of any  single  portfolio  investment  may not exceed 397 days. The Board regularly  reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

      If a security's  rating is  downgraded,  the Manager or the Board of Trustees may have to reassess the  security's  credit risk.  If a security is  downgraded,  the Manager or the
Board of Trustees will promptly  reassess whether the security  continues to present minimal credit risk,  reassess the status of the security as an "eligible  security,"  and take such actions as is  appropriate.  If the Fund  disposes of the  security  within five days of the
Manager  learning of the  downgrade,  the Manager  will  provide the Board of Trustees  with subsequent  notice  of such  downgrade.  If a  security  is in  default,  or ceases to be an
Eligible Security,  or is determined no longer to present minimal credit risks, the Board of
Trustees must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating  Organizations  currently designated as  nationally-recognized  statistical rating  organizations  by the Securities and Exchange  Commission (the "SEC") are Standard &
Poor's (a division of the McGraw-Hill  Companies),  Moody's Investors Service,  Inc., Fitch,
Inc. and Dominion Bond Rating  Service  Limited.  Appendix A to this Statement of Additional
Information  contains  descriptions of the rating categories of those Rating  Organizations.
Ratings at the time of purchase will determine whether  securities may be acquired under the restrictions described above.

      |X|   U.S. Government  Securities.  U.S. government  securities are obligations issued or guaranteed  by the U.S.  government  or its agencies or  instrumentalities.  They include
Treasury  Bills  (which  mature  within one year of the date they are issued)  and  Treasury
Notes and Bonds  (which are issued with longer  maturities).  All  Treasury  securities  are backed by the full faith and credit of the United States.

      U.S.  government  agencies and  instrumentalities  that issue or guarantee  securities include,  but  are  not  limited  to,  the  Federal  Housing  Administration,  Farmers  Home
Administration,  Export-Import  Bank of the United States,  Small  Business  Administration,
Government  National  Mortgage  Association,  General  Services  Administration,   Bank  for
Cooperatives,  Federal Home Loan Banks,  Federal  Home Loan  Mortgage  Corporation,  Federal
Intermediate  Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and  instrumentalities are not  always  backed  by the full  faith and  credit  of the  United  States.  Some,  such as securities  issued by the Federal National Mortgage  Association  ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others,  such as securities  issued by the  Federal  Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported  only  by the  credit  of the  instrumentality  and  not by the  Treasury.  If the securities are not backed by the full faith and credit of the United  States,  the purchaser must look  principally  to the agency  issuing the  obligation  for repayment and may not be able to assert a claim  against the United States if the issuing  agency or  instrumentality does not meet its commitment.

      Among  the  U.S.  government  securities  that  may  be  purchased  by  the  Fund  are
"mortgage-backed  securities"  of  Fannie  Mae,  Government  National  Mortgage  Association
("Ginnie  Mae") and Freddie  Mac.  Timely  payment of  principal  and interest on Ginnie Mae pass-through  is  guaranteed  by the full  faith and  credit  of the  United  States.  These
mortgage-backed    securities   include   "pass-through"   securities   and   "participation
certificates."  Both  types of  securities  are  similar,  in that they  represent  pools of mortgages  that are  assembled  by a vendor who sells  interests  in the pool.  Payments  of principal and interest by  individual  mortgagors  are passed  through to the holders of the interests  in the pool.  Another  type of  mortgage-backed  security is the  "collateralized mortgage  obligation."  It is  similar  to a  conventional  bond and is secured by groups of individual mortgages.

      |X|   Time Deposits and Other Bank Obligations.  The types of "banks" whose securities
the  Fund  may  buy  include   commercial  banks,   savings  banks,  and  savings  and  loan
associations,  which may or may not be members of the Federal Deposit Insurance Corporation.
The Fund may also buy securities of "foreign banks" that are:
o     foreign  branches of U.S.  banks  (which may be issuers of  "Eurodollar"  money market instruments),
o     U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee  dollar"
            instruments), or
o     foreign branches of foreign banks.

      The Fund may invest in fixed time  deposits.  These are  non-negotiable  deposits in a bank for a  specified  period  of time at a  stated  interest  rate.  They may or may not be subject to withdrawal  penalties.  However, the Fund's investments in time deposits that are subject to penalties (other than time deposits  maturing in less than 7 days) are subject to the 10% investment limitation for investing in illiquid or restricted securities,  set forth in  "Illiquid  and  Restricted  Securities"  in the  Prospectus.  The  Fund  will  buy  bank obligations  only from a domestic  bank with total assets of at least $2.0 billion or from a foreign bank with total assets of at least $30.0  billion.  Those asset  requirements  apply only at the time the obligations are acquired.

      |X|   Insured Bank  Obligations.  The Federal Deposit Insurance  Corporation  ("FDIC")
insures  the  deposits  of banks  and  savings  and loan  associations  up to  $100,000  per investor.  Within  the  limits  set  forth in the  Prospectus,  the Fund may  purchase  bank obligations  that are fully  insured as to principal by the FDIC. To remain fully insured as to  principal,  these  investments  must  currently be limited to $100,000 per bank.  If the principal  amount and accrued interest  together exceed $100,000,  then the accrued interest in excess of that $100,000 will not be insured.
      |X|   Bank  Loan  Participation   Agreements.   The  Fund  may  invest  in  bank  loan
participation  agreements,  subject to the investment limitation set forth in the Prospectus as to  investments in illiquid  securities.  Participation  agreements  provide an undivided interest in a loan made by the bank  issuing the  participation  interest in the  proportion that the buyer's  investment  bears to the total  principal  amount of the loan.  Under this type of arrangement,  the issuing bank may have no obligation to the buyer other than to pay principal  and interest on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower,  which is  obligated  to make  payments  of principal  and interest on the loan.  If the borrower  fails to pay  scheduled  principal or interest payments, the Fund may experience a reduction in income.

      |X|   Asset-Backed Securities. These securities,  issued by trusts and special purpose
corporations,   are  backed  by  pools  of  assets,  primarily  automobile  and  credit-card receivables  and home  equity  loans.  They pass  through  the  payments  on the  underlying obligations to the security  holders (less servicing fees paid to the originator or fees for any credit  enhancement).  The value of an  asset-backed  security is affected by changes in the market's  perception  of the asset  backing the security,  the  creditworthiness  of the servicing  agent  for  the  loan  pool,  the  originator  of the  loans,  or  the  financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of  asset-backed securities are typically supported by some form of credit  enhancement,  such as a letter of credit,  surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other  securities.  The degree of credit  enhancement  varies,  and generally applies to only a fraction of the asset-backed  security's par value until exhausted. If the credit enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

      The risks of  investing in  asset-backed  securities  are  ultimately  dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser of an  asset-backed security,  the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The  underlying  loans are  subject to  prepayments, which  shorten the weighted  average  life of  asset-backed  securities  and may lower their return,  in the same  manner  as for  prepayments  of a pool of  mortgage  loans  underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In  a  repurchase  transaction,  the  Fund  acquires  a security  from,  and  simultaneously  resells it to, an approved  vendor for  delivery on an agreed-upon  future  date.  The resale price  exceeds the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S.  commercial bank, the U.S. branch of a foreign  bank,  or a  broker-dealer  which  has been  designated  a  primary  dealer in government  securities.  They must meet the credit requirements set by the Manager from time to time.

      The majority of these  transactions run from day to day, and delivery  pursuant to the resale  typically  will  occur  within one to five days of the  purchase.  The Fund will not enter  into a  repurchase  agreement  that will  cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase  agreements are considered "loans" under the Investment Company Act of 1940
("Investment Company Act") collateralized by the underlying security.  The Fund's repurchase agreements  require  that at all times  while the  repurchase  agreement  is in effect,  the collateral's  value must equal or exceed the  repurchase  price to fully  collateralize  the repayment obligation.  Additionally,  the Manager will monitor the vendor's creditworthiness to  confirm  that the  vendor  is  financially  sound  and  will  continuously  monitor  the collateral's  value.  However,  if the vendor  fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so.

      Pursuant  to an  Exemptive  Order  issued  by the SEC,  the  Fund,  along  with  other affiliated  entities  managed by the Manager may transfer  uninvested cash balances into one or more joint  repurchase  accounts.  These balances are invested in one or more  repurchase agreements,  secured by U.S.  government  securities.  Securities  pledged as collateral for repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires  that the market value of the  collateral be sufficient to cover  payments of interest  and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate  Obligations.  The Fund may invest in  instruments with floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing  market rate,  such as a bank's prime rate, the 90-day U.S.
Treasury Bill rate, the rate of return on commercial paper or bank  certificates of deposit, or some other standard.  The rate on the investment is adjusted  automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate  obligations  in which the Fund may invest  have  a  demand  feature  entitling  the  holder  to  demand  payment  of an  amount approximately  equal to the amortized cost of the instrument or the principal  amount of the instrument  plus accrued  interest at any time, or at specified  intervals not exceeding 397 days. These notes may or may not be backed by bank letters of credit.

      Variable  rate demand notes may include  master demand  notes,  which are  obligations that permit the Fund to invest  fluctuating  amounts in a note.  The amount may change daily without penalty,  pursuant to direct  arrangements  between the Fund, as the note purchaser, and the issuer of the note. The interest  rates on these notes  fluctuate from time to time.
The issuer of this type of obligation  normally has a corresponding right in its discretion, after a given period,  to prepay the  outstanding  principal  amount of the obligation  plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those securities reduce the  fluctuation  in their  market  value.  As  interest  rates  decrease or  increase,  the potential  for  capital  appreciation  or  depreciation  is less  than  that for  fixed-rate obligations having the same maturity.

      Because these types of obligations  are direct lending  arrangements  between the note purchaser  and  issuer  of the  note,  these  instruments  generally  will  not  be  traded.
Generally,  there is no  established  secondary  market  for  these  types  of  obligations, although  they are  redeemable  from the  issuer at face  value.  Accordingly,  where  these obligations are not secured by letters of credit or other credit support  arrangements,  the
Fund's right to redeem them is dependent on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The  Fund may  invest  in  obligations  that are not  rated  only if the  Manager determines at the time of investment that the  obligations are of comparable  quality to the other  obligations in which the Fund may invest.  The Manager,  on behalf of the Fund,  will monitor the  creditworthiness  of the issuers of the floating and variable rate  obligations in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio  Securities.  To attempt to increase its income, the Fund may lend its portfolio securities to brokers,  dealers and other financial  institutions.  These loans are  limited  to not more than 25% of the value of the  Fund's  total  assets  and are subject to other  conditions  described below.  There are some risks in lending  securities.
The Fund could experience a delay in receiving additional  collateral to secure a loan, or a delay in recovering  the loaned  securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities  loaned is not expected to exceed 5% of the value of the Fund's total assets.

      The Fund must receive  collateral  for a loan.  Under  current  applicable  regulatory requirements  (which are subject to change),  on each business day the loan  collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit,  U.S.  government  securities or other cash  equivalents in which the Fund is permitted to invest.  To be  acceptable as  collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

      When it lends  securities,  the Fund receives from the borrower an amount equal to the interest  paid or the  dividends  declared on the loaned  securities  during the term of the loan.  It may  also  receive  negotiated  loan  fees  and  the  interest  on the  collateral securities,  less any finders',  custodian bank,  administrative or other fees the Fund pays in connection  with the loan.  The Fund may share the interest it receives on the collateral securities  with the  borrower as long as it realizes at least a minimum  amount of interest required by the lending guidelines established by its Board of Trustees.

      The Fund will not lend its portfolio securities to any officer,  Trustee,  employee or affiliate of the Fund or its Manager.  The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire  loaned  securities on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and   Restricted   Securities.   Under  the  policies  and  procedures
established  by the Fund's  Board of  Trustees,  the Manager  determines  the  liquidity  of certain of the Fund's investments.  Investments may be illiquid because of the absence of an active trading  market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the Securities Act of
1933.

      Illiquid  securities  the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity,  repurchase  agreements  maturing in more than seven days,  fixed time deposits  subject to withdrawal  penalties which mature in more than  seven  days,  and other  securities  that  cannot be sold  freely due to legal or contractual  restrictions  on resale.  Contractual  restrictions  on the resale of  illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.  Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

      There are  restricted  securities  that are not illiquid  that the Fund can buy.  They include  certain master demand notes  redeemable on demand,  and  short-term  corporate debt instruments  that are not related to current  transactions  of the issuer and  therefore are not exempt from registration as commercial paper.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has  adopted to govern its  investments  that can be changed  only by the vote of a
"majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a
"majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or  represented  by proxy at a shareholder  meeting, if the  holders  of more  than 50% of the  outstanding  shares  are  present  or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy.  Other policies described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are  identified as such.  The Fund's Board of Trustees can change  non-fundamental  policies without shareholder  approval.  However,  significant changes to investment policies will be described in  supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental  Policies?  The following  investment restrictions are fundamental policies of the Fund:
o     The Fund cannot invest in commodities or commodity contracts;
o     The Fund cannot invest in real estate;  however, the Fund may purchase debt securities issued by companies which invest in real estate or interests therein;
o     The Fund cannot purchase securities on margin or make short sales of securities;
o     The Fund  cannot  invest in or hold  securities  of any issuer if those  officers  and trustees or  directors of the Fund or its Manager who  beneficially  own  individually  more than1/2of 1% of the  securities of such issuer  together own more than 5% of the  securities of such issuer;
o     The Fund cannot  underwrite  securities of other companies  except insofar as the Fund may be deemed  an  underwriter  under  the  Securities  Act of 1933 in  connection  with the disposition of portfolio securities;
o     The Fund cannot  invest more than 5% of its total  assets in  securities  of companies that have operated less than three years, including the operations of predecessors;
o     The Fund  cannot  issue  "senior  securities,"  but this  does  not  prohibit  certain investment activities for which assets of the Fund are designated as segregated,  or margin, collateral or escrow arrangements are established, to cover the related obligations;
o     With  respect to 75% of its assets,  the Fund  cannot  purchase  securities  issued or
guaranteed   by  any  one  issuer   (except  the  U.S.   Government   or  its   agencies  or
instrumentalities),  if more  than 5% of the  Fund's  total  assets  would  be  invested  in securities  of that  issuer or Fund  would  then own more than 10% of that  issuer's  voting securities;
o     The Fund  cannot  concentrate  investments  to the  extent of 25% of its assets in any industry;  except for  obligations of foreign banks or foreign  branches of domestic  banks, time deposits,  other bank  obligations and U.S.  government  securities as described in the
Prospectus and Statement of Additional Information;
o     The Fund cannot make loans,  except that the Fund may purchase  debt  instruments  and
repurchase   agreements  as  described  in  the   Prospectus  and  Statement  of  Additional
Information,  and the Fund may lend its portfolio  securities  as described  under "Loans of
Portfolio Securities" in the Statement of Additional Information; or
o     The Fund  cannot  borrow  money in excess  of 10% of the value of its total  assets or make any  investment  when  borrowings  exceed 5% of the value of its total  assets;  it may borrow only as a temporary  measure for  extraordinary or emergency  purposes;  no assets of the Fund may be pledged, mortgaged or assigned to secure a debt.

      Unless the  Prospectus  or this  Statement  of  Additional  Information  states that a percentage  restriction  applies on an ongoing  basis,  it applies only at the time the Fund makes  an  investment  (except  in  the  case  of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell  securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies?

      The Fund has additional  operating  policies that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

      The Fund cannot  invest in  securities  of other  investment  companies,  except if it acquires them as part of a merger, consolidation or acquisition of assets.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this
Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is an open-end  diversified  management company organized as a Massachusetts  business trust in 1988, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees,  which is responsible  for protecting the
interests  of  shareholders   under   Massachusetts  law.  The  Trustees  meet  periodically
throughout the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager.

      |X|               Classes of Shares. The Trustees are authorized,  without shareholder approval,  to create new series and classes of shares. The Trustees may reclassify  unissued shares of the Fund into  additional  series or  classes  of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser  number of shares  without changing the proportionate  beneficial  interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund  currently  has four classes of shares:  Class A, Class B, Class C, and Class
N. All classes invest in the same investment  portfolio.  Only retirement plans may purchase
Class N shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value (although this is highly unlikely),
o     may have  separate  voting  rights  on  matters  in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and  each  share  of each  class  has one  vote at shareholder  meetings,  with fractional shares voting proportionally on matters submitted to the vote of  shareholders.  Each  share  of the  Fund  represents  an  interest  in the Fund proportionately equal to the interest of each other share of the same class.

      |X|                                 Meetings  of  Shareholders.   As  a  Massachusetts
business trust, the Fund is not required to hold, and does not plan to hold,  regular annual meetings  of  shareholders.  The Fund  will  hold  meetings  when  required  to do so by the
Investment  Company  Act or other  applicable  law.  It will  also do so when a  shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders  have the right, upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding  shares.  If the Trustees  receive a request from at least
10 shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's shareholder list available to the applicants or mail their  communication  to all other  shareholders  at the applicants'  expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the Fund's  outstanding  shares.  The  Trustees may also take other action as permitted by the Investment Company Act.

      |X|               Shareholder and Trustee  Liability.  The Fund's Declaration of Trust
contains  an  express  disclaimer  of  shareholder  or  Trustee  liability  for  the  Fund's obligations.  It also provides for  indemnification and reimbursement of expenses out of the
Fund's  property  for any  shareholder  held  personally  liable  for its  obligations.  The
Declaration  of Trust also states that upon  request,  the Fund shall  assume the defense of any  claim  made  against  a  shareholder  for any act or  obligation  of the Fund and shall satisfy any judgment on that claim.  Massachusetts  law permits a shareholder  of a business trust  (such  as the  Fund)  to be held  personally  liable  as a  "partner"  under  certain circumstances.  However,  the risk that a Fund  shareholder  will incur  financial loss from being  held  liable  as a  "partner"  of  the  Fund  is  limited  to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's  contractual  arrangements  state that any person doing  business  with the
Fund (and  each  shareholder  of the Fund)  agrees  under its  Declaration  of Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees  and  Oversight  Committees.  The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders  under  Massachusetts law.
The Trustees meet periodically throughout the year to oversee the Fund's activities,  review its performance,  and review the actions of the Manager. Although the Fund will not normally hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of  Trustees  has an Audit  Committee,  a Review  Committee  and  Governance
Committe.  The Audit  Committee  is  comprised  solely of  Independent  Trustees.  The Audit
Committee is comprised  solely of Independent  Trustees.  The members of the Audit Committee are Edward L. Cameron (Chairman),  George C. Bowen Robert J. Malone and F. William Marshall,
Jr. The Audit  Committee  held 6_ meetings  during the fiscal year ended July 31, 2004.  The
Audit  Committee  furnishes  the Board with  recommendations  regarding the selection of the
Fund's independent  auditors.  Other main functions of the Audit Committee include,  but are not limited to: (i)  reviewing the scope and results of financial  statement  audits and the audit fees charged;  (ii) reviewing reports from the Fund's  independent  auditors regarding the Fund's  internal  accounting  procedures  and  controls;  (iii) review  reports from the
Manager's  Internal  Audit  Department;  (iv)  maintaining a separate line of  communication between the Fund's independent auditors and its Independent  Trustees;  and (v) exercise all other  functions  outlined  in the Audit  Committee  Charter,  including  but not limited to reviewing the  independence of the Fund's  independent  auditors and the pre-approval of the performance  by the Fund's  independent  auditors of any  non-audit  service,  including tax service, for the Fund that is not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's  functions include selecting and nominating,  to the full Board, nominees for election as Trustees,  and selecting and  nominating  Independent  Trustees for election.  The Audit Committee may, but need not, consider the advice and  recommendation of the Manager and its  affiliates  in selecting  nominees.  The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date,  the  Committee  has been able to identify  from its own  resources  an ample number of qualified candidates.  Nonetheless,  shareholders may submit names of individuals,
accompanied  by  complete  and  properly  supported  resumes,   for  the  Audit  Committee's
consideration  by  mailing  such  information  to the  Committee  in care of the  Fund.  The
Committee may consider such persons at such time as it meets to consider possible  nominees.
The Committee,  however,  reserves sole discretion to determine the candidates to present to the  Board  and/or  shareholders  when it meets for the  purpose  of  considering  potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),  Robert G. Avis, Sam
Freedman and Beverly Hamilton.  The Review Committee held _6 meetings during the fiscal year ended July 31, 2004. Among other functions,  the Review Committee  reviews reports and makes recommendations  to the Board  concerning the fees paid to the Fund's transfer agent and the services  provided to the Fund by the transfer agent.  The Review Committee also reviews the
Fund's  investment  performance  and policies and  procedures  adopted by the Fund to comply with Investment Company Act and other applicable law.

The members of the Governance  Committee are Robert Malone  (Chairman),  William  Armstrong,
Beverly Hamilton and F. William  Marshall,  Jr. The Governance  Committee was established in
August  2004 and did not hold any  meetings  during  the Fund's  fiscal  year ended July 31,
2004. The Governance Committee is expected to review general governance matters.

Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the  Trustees  is an
"Independent  Trustee,"  as  defined  in  the  Investment  Company  Act.  Mr.  Murphy  is an
"Interested  Trustee,"  because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager,  and as a shareholder of its parent company.  Mr.
Murphy  was  elected as a Trustee  of the Fund with the  understanding  that in the event he ceases to be the chief executive officer of the Manager,  he will resign as a trustee of the
Fund and the other Board II Funds (defined below) for which he is a trustee or director.

      The Fund's  Trustees and officers and their positions held with the Fund and length of service in such  position(s)  and their  principal  occupations  and  business  affiliations during the past five years are listed in the chart below.  The  information for the Trustees also includes the dollar range of shares of the Fund as well as the  aggregate  dollar range of shares  beneficially owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also  trustees or directors of the following  Oppenheimer  funds (except for Ms.  Hamilton and Mr. Malone,  who are not Trustees of Oppenheimer  Senior Floating Rate
Fund and Mr. Murphy is not a Trustee or Managing  General  Partner of any of the  Centennial
trusts) (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Champion Income Fund           Fund
Oppenheimer Capital Income Fund            Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Variable Account Funds
Oppenheimer High Yield Fund                Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Integrity Funds                Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Limited-Term Government Fund   Trust
Oppenheimer Main Street Funds, Inc.        Centennial Government Trust
Oppenheimer Main Street Opportunity Fund   Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer Municipal Fund                 Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust
Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees and employees (and their  immediate family  members)  of the  Fund,  the  Manager  and  its  affiliates,  and  retirement  plans established  by them for their  employees  are  permitted to purchase  Class A shares of the
Fund and the other  Oppenheimer  funds at net asset value without  sales  charge.  The sales charges  on Class A shares  is waived  for that  group  because  of the  economies  of sales efforts realized by the Distributor.

     Messrs. Murphy,  Petersen,  Wixted,  WeissVandehey,  Vottiero and Zack, and
Mses.Bloomberg,  and Ives, Wolf who are officers of the Fund,  respectively hold the same  offices with one or more of the other Board II Funds as with the Fund.
As of August 30, 2004, the Trustees and officers of the Fund as a group owned of record or beneficially  less than 1% of each class of shares of the Fund. The foregoing  statement  does not reflect  ownership of shares held of record by an employee  benefit  plan for  employees  of the  Manager,  other  than the shares beneficially  owned under that plan by the officers of the Fund listed above. In addition,  each  Independent  Trustee,  and  his  family  members,  do  not  own securities  of either the  Manager or  Distributor  of the Board II Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,  Centennial,  CO
80112-3924.  Each  Trustee  serves for an  indefinite  term,  until his or her  resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal  Occupation(s)  During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number  of  Portfolios  in  Fund  Complex Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As  of  December   31,
                                                              2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William          L. Chairman   of   the   following   private $None      Over
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Chairman            Mortgage     Company     (since    1991),
Since 2003 and      Centennial  State Mortgage Company (since
Trustee since 1999  1994),   The  El  Paso  Mortgage  Company
Age: 67             (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,     Formerly,  Director and President of A.G. $None      $Over
Trustee since 1993  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 73             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,    Mr.  Bowen  held  several   positions  in $None      Over
Trustee since 1997  OppenheimerFunds  Inc. and  subsidiary or            $100,000
Age: 67             affiliated    companies.    Oversees   38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $None      $50,001-
Trustee since 1999  Vernon,  George  Washington's home (since            $100,000
Age: 66             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    38    portfolios    in    the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,      Mr.  Fossel held several  positions  with $None      Over
Trustee since 1990  OppenheimerFunds,   Inc.  and  subsidiary            $100,000
Age: 62             and  affiliated  companies.  Oversees  38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,       Director    of    Colorado    Uplift   (a $None      Over
Trustee since 1996  non-profit   charity)  (since   September            $100,000
Age: 63             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    OppenheimerFunds,    Inc.   Oversees   38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.          Trustee   of    Monterey    International $None      $10,001-$50,000
Hamilton,           Studies  (an  educational   organization)
Trustee since 2002  (since  February 2000); a director of The
Age: 57             California   Endowment  (a  philanthropic
                    organization)  (since  April 2002) and of
                    Community  Hospital of Monterey Peninsula
                    (educational     organization)     (since
                    February  2002);  a  director  of America
                    Funds   Emerging   Markets   Growth  Fund
                    (since   October  1991)  (an   investment
                    company);  an  advisor  to Credit  Suisse
                    First  Boston's  Sprout  venture  capital
                    unit.  Mrs.  Hamilton also is a member of
                    the   investment    committees   of   the
                    Rockefeller   Foundation   and   of   the
                    University    of   Michigan.    Formerly,
                    Trustee   of   MassMutual   Institutional
                    Funds   (open-end   investment   company)
                    (1996-May   2004);   a  director  of  MML
                    Series  Investment  Fund (April  1989-May
                    2004) and MML  Services  (April  1987-May
                    2004) (investment  companies);  member of
                    the investment  committee  (2000-2003) of
                    Hartford     Hospital;     an     advisor
                    (2000-2003)   to   Unilever   (Holland)'s
                    pension  fund;  and  President  (February
                    1991-April   2000)  of  ARCO   Investment
                    Management    Company.     Oversees    37
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,   Chairman,  Chief  Executive  Officer  and $None      Over
Trustee since 2002  Director of Steele  Street  State Bank (a            $100,000
Age: 60             commercial  banking entity) (since August
                    2003);  director  of  Colorado  UpLIFT (a
                    non-profit  organization)  (since  1986);
                    trustee  (since  2000)  of the  Gallagher
                    Family       Foundation       (non-profit
                    organization).   Formerly,   Chairman  of
                    U.S.  Bank-Colorado (a subsidiary of U.S.
                    Bancorp and  formerly  Colorado  National
                    Bank,)  (July   1996-April  1,  1999),  a
                    director of: Commercial  Assets,  Inc. (a
                    REIT) (1993-2000),  Jones Knowledge, Inc.
                    (a  privately  held  company)  (2001-July
                    2004)  and U.S.  Exploration,  Inc.  (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  37  portfolios  in  the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F.          William Trustee   of   MassMutual   Institutional $None      Over
Marshall, Jr.,      Funds   (since   1996)  and  MML   Series            $100,000
Trustee since 2000  Investment   Fund   (since   1987)  (both
Age: 62             open-end  investment  companies)  and the
                    Springfield     Library     and    Museum
                    Association  (since 1995)  (museums)  and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Trustee  (since  1987),  Chairman  of the
                    Board  (since  2003) and  Chairman of the
                    investment  committee  (since  1994)  for
                    the    Worcester    Polytech    Institute
                    (private  university);  and President and
                    Treasurer  (since  January  1999)  of the
                    SIS  Fund  (a  private   not  for  profit
                    charitable  fund).  Formerly,  member  of
                    the    investment    committee   of   the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.    (formerly   SIS   Bank)
                    (commercial  bank);  and  Executive  Vice
                    President  (January  1999-July  1999)  of
                    Peoples Heritage  Financial  Group,  Inc.
                    (commercial     bank).     Oversees    38
                    portfolios   in   the    OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------

      The  address  of Mr.  Murphy in the chart  below is Two World  Financial  Center,  225
Liberty  Street-11th  Floor,  New York, NY  10281-1008.  Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              As  of  December   31,
                                                              2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman,   Chief  Executive  Officer  and $None      Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 55            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition  Corp.  (the Manager's  parent
                   holding   company)   and  of   Oppenheimer
                   Partnership  Holdings,   Inc.  (a  holding
                   company  subsidiary  of  the  Manager);  a
                   director    (since   November   2001)   of
                   OppenheimerFunds   Distributor,   Inc.  (a
                   subsidiary of the  Manager);  Chairman and
                   a   director    (since   July   2001)   of
                   Shareholder   Services,    Inc.   and   of
                   Shareholder   Financial   Services,   Inc.
                   (transfer   agent   subsidiaries   of  the
                   Manager);  President and a director (since
                   July  2001)  of  OppenheimerFunds   Legacy
                   Program  (a   charitable   trust   program
                   established  by the  Manager);  a director
                   of  the  following   investment   advisory
                   subsidiaries    of   the   Manager:    OFI
                   Institutional   Asset  Management,   Inc.,
                   Centennial Asset  Management  Corporation,
                   Trinity Investment Management  Corporation
                   and  Tremont  Capital   Management,   Inc.
                   (since November 2001),  HarbourView  Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real  Asset  Management,  Inc.;  Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns the  shares  of Babson
                   Capital  Management  LLC); a member of the
                   Investment  Company  Institute's  Board of
                   Governors  (elected to serve from  October
                   3,  2003  through   September  30,  2006).
                   Formerly,    Chief    Operating    Officer
                   (September    2000-June   2001)   of   the
                   Manager;  President and trustee  (November
                   1999-November    2001)   of   MML   Series
                   Investment     Fund     and     MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees      73       portfolios       as
                   Trustee/Director   and  10  portfolios  as
                   Officer in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the  Officers in the chart below is as follows:  for Mr. Zack and Mses.
Bloomberg, Two World Financial Center,  225 Liberty  Street-11th Floor, New York, NY
10281-1008,  for Messrs.Petersen,  Vandehey,  Vottiero,  Weiss and Wixted and Mses. Ives and
Wolf, 6803 S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July  2001) and of
President and Portfolio HarbourView Asset Management  Corporation (since June 2003);
Manager since 2001      an officer of 6 portfolios in the OppenheimerFunds  complex.
Age: 40                 Formerly  Assistant Vice President and Senior Credit Analyst
                        of the Manager (February  2000-June 2001).  Prior to joining the Manager in February  2000,  he was  Associate  Director,
                        Structured  Finance,  Fitch IBCA Inc. (April 1998 - February
                        2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Carol  E.  Wolf,   Vice Senior Vice  President of the Manager  (since June 2000) and
President               of  HarbourView  Asset  Management  Corporation  (since June
and Portfolio Manager   2003);  an officer of 6 portfolios  in the  OppenheimerFunds
since 1998              complex.  Formerly Vice  President of the Manager (June 1990
Age: 52                 - June 2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the  Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 44                 Corporation,    Shareholder   Financial   Services,    Inc.,
                        Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November 2000),  and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since   June  2003);
                        Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003). An officer of 83 portfolios in the
                        OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer (since
Vice President and      March 2004) of the Manager; Vice President (since June
Chief Compliance        1983) of OppenheimerFunds Distributor, Inc., Centennial
Officer since 2004      Asset Management Corporation and Shareholder Services, Inc.
Age:  54                Formerly (until February 2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of
                        83 portfolios in the Oppenheimer funds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice President/Fund Accounting of the Manager since March
Assistant     Treasurer 2002. Formerly Vice President/Corporate Accounting of the
since 2002              Manager (July 1999-March 2002) prior to which he was Chief
Age: 41                 Financial Officer at Sovlink Corporation (April 1996-June
                        1999). An officer of 83 portfolios in the OppenheimerFunds complex..
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Vice     President    & Counsel  (since  February  2002)  of  the  Manager;  General
Secretary since 2001    Counsel  and  a  director   (since  November  2001)  of  the
Age: 55                 Distributor;   General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International Ltd. (October  1997-November
                        2001).  An officer of 83 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant     Secretary Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 38                 October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October  2003) and Assistant
                        Vice President of the Manager  (August  1997-June  1998). An
                        officer of 83 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November
since 2004              1998-July 2002) of the Manager.  An officer of 83 portfolios
Age: 34                 in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and  Associate  Counsel of the Manager since
Assistant Secretary     May  2004;  formerly  First  Vice  President  and  Associate
since 2004              General  Counsel of UBS Financial  Services Inc.  (formerly,
Age:  36                PaineWebber  Incorporated)  (May 1999 - April 2004) prior to which she was an Associate at Skaden,  Arps, Slate,  Meagher
                        & Flom, LLP (September  1996 - April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The officers of the Fund and one Trustee of the Fund
(Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Fund.
The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2004. The compensation from all 38 of the
Board II Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2003.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
William L. Armstrong                      $1,134                $118,499
Chairman of the Board and
Governance Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Avis                             $745                 $101,499
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George C. Bowen                            $745                 $101,499
Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Edward L. Cameron                          $857                 $115,503
Audit Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jon S. Fossel                              $857                 $115,503
Review Committee Chairman
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Sam Freedman                               $745                 $101,499
Review Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Beverly Hamilton                           $7452              $150,5423, 4
Review and Governance Committee
Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert J. Malone                           $7455               $100,1793
Governance Committee Chairman
and Audit Committee Member
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
F. William Marshall, Jr.
Audit and Governance Committee             $745                $149,4996
Member
-------------------------------------------------------------------------------
Effective  December 15, 2003, Mr. James C. Swain retired as Trustee from the Board II Funds.
For the  Fund's  fiscal  year  ended  July 31,  2004,  Mr.  Swain  received  $279  aggregate compensation  from the Fund.  For the  calendar  year ended  December  31,  2003,  Mr. Swain received $178,000from all of the Oppenheimer funds for which he served as Trustee.
1.    Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.
2.    Includes $745 deferred under Deferred Compensation Plan described below.
3.    Mrs.  Hamilton and Mr. Malone were elected as Trustees of the Board II Funds effective
   June 1, 2002.  Compensation for Mrs. Hamilton and Mr. Malone was paid by all the Board II
   Funds,  with the  exception  of  Oppenheimer  Senior  Floating  Rate Fund for which  they currently do not serve as Trustees (total of 37 Oppenheimer funds at December 31, 2003).
4.    Includes   $50,363   compensation  (of  which  100%  was  deferred  under  a  deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a trustee  by two  open-end investment companies (MassMutual  Institutional Funds and MML Series Investment Fund) the
   investment  adviser for which is the indirect parent company of the Fund's  Manager.  The
   Manager also serves as the  Sub-Advisor  to the MassMutual  International  Equity Fund, a
   series of MassMutual Institutional Funds.
5.    Includes $745 deferred under Deferred Compensation Plan described below.
6.    Includes  $48,000  compensation  paid to Mr.  Marshall for serving as a trustee by two open-end investment companies  (MassMutual  Institutional Funds and MML Series Investment
   Fund) the  investment  adviser  for which is the  indirect  parent  company of the Fund's
   Manager.  The Manager  also serves as the  Sub-Advisor  to the  MassMutual  International
   Equity Fund, a series of MassMutual Institutional Funds.

* For  purposes of this  section  only,  "Fund  Complex"  includes  the  Oppenheimer  funds,
MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in  accordance  with the instructions  for Form N-1A. The Manager does not consider  MassMutual  Institutional  Funds and MML Series  Investment  Fund to be part of the  OppenheimerFunds  "Fund Complex" as that term may be otherwise interpreted.

      |X|   Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has adopted a
Deferred  Compensation Plan for  disinterested  Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are  entitled to receive  from the Fund.
Under the plan, the  compensation  deferred by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer  funds selected by the  Trustee.  The amount paid to the Trustee  under this plan will be  determined  based upon the performance of the selected funds.

      Deferral  of  Trustees'  fees  under this plan will not  materially  affect the Fund's assets,  liabilities or net income per share. This plan will not obligate the Fund to retain the services of any Trustee or to pay any particular  level of  compensation to any Trustee.
Pursuant  to an Order  issued by the SEC,  the Fund may invest in the funds  selected by the
Trustee under this plan without shareholder  approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

         |X|      Major  Shareholders.  As of August 30, 2004 no persons  owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's  outstanding shares.

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding company controlled by Massachusetts Mutual Life Insurance Company.

      The portfolio  managers of the Fund are  principally  responsible  for the  day-to-day management of the Fund's investment portfolio.  Other members of the Manager's  fixed-income portfolio department,  particularly security analysts, traders and other portfolio managers, have broad  experience  with  fixed-income  securities.  They  provide the Fund's  portfolio managers with research and support in managing the Fund's investments.

      |X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management  services to the Fund under an investment  advisory agreement between the Manager and the Fund.  The  Manager  selects  securities  for the Fund's  portfolio  and handles its day-to-day  business.  The agreement  requires the Manager,  at its expense,  to provide the
Fund with adequate office space,  facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative  and clerical personnel required to  provide  effective  administration  for the Fund.  Those  responsibilities  include  the compilation and  maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration  statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment  advisory agreement are paid by the Fund. The investment  advisory  agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  fees to unaffiliated  Trustees, legal and audit expenses,  custodian bank and transfer agent expenses, share issuance costs, certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The  management  fees paid by the Fund to the  Manager are  calculated  at the rates described in the Prospectus.

  -----------------------------------------------------------------------------
  Fiscal Year ended 7/31    Management Fee Paid to OppenheimerFunds, Inc.
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2002                      $3,774,010
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2003                      $4,215,556*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2004                      $3,230,456*
  -----------------------------------------------------------------------------

* Effective  December 6, 2002,  the Manager  agreed to limit the Fund's  management  fees to
0.40% of average  net assets  for each  class.  That  expense  limitation  can be amended or terminated at any time without advance  notice.  If the management fee had not been reduced, the  management  fee paid for fiscal  years 2003 and 2004  would  have been  $4,619,828  and
$3,804,838, respectively.

      The investment  advisory agreement states that in the absence of willful  misfeasance, bad faith,  gross  negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment  advisory  agreement,  the Manager is not liable for any loss the Fund  sustains by reason of good faith errors or  omissions  in  connection with any matters to which that agreement relates.

The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

      |X|   Annual  Approval  of  Investment  Advisory  Agreement.  Each year,  the Board of
Trustees,  including  a majority  of the  Independent  Trustees,  is required to approve the renewal of the investment advisory  agreement.  The Investment Company Act requires that the
Board  request and evaluate and the Manager  provide such  information  as may be reasonably necessary to evaluate the terms of the investment advisory  agreement.  The Board employs an independent  consultant  to prepare a report that  provides  such  information  as the Board requests for this purpose.

      The Board also receives  information about the 12b-1  distribution fees the Fund pays.
These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing  information in arriving at its decision to renew the investment advisory agreement. Among other factors, the Board considered:
o     The  nature,  cost,  and  quality  of the  services  provided  to  the  Fund  and  its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the Fund from its relationship with the Manager; and
o     The direct and indirect  benefits the Manager received from its relationship  with the
      Fund. These included  services provided by the Distributor and the Transfer Agent, and brokerage  and  soft  dollar  arrangements  permissible  under  Section  28(e)  of the
      Securities Exchange Act.

      The Board  considered  that the Manager  must be able to pay and retain  high  quality personnel at competitive  rates to provide  services to the Fund. The Board also  considered that  maintaining  the  financial  viability of the Manager is important so that the Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also  considered the investment  performance of other mutual funds advised by the  Manager.  The Board is aware that there are  alternatives  to the use of the
Manager.

      These matters were also considered by the  Independent  Trustees,  meeting  separately from the full  Board with  experienced  Counsel  to the Fund who  assisted  the Board in its deliberations.  The Fund's  Counsel is  independent  of the  Manager  within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful  deliberation,  the Board  concluded that it was in the best interest of shareholders to continue the investment  advisory agreement for another year. In arriving at a  decision,  the Board did not  single out any one factor or group of factors as being more important than other factors,  but  considered  all factors  together.  The Board judged the terms  and  conditions  of the  investment  advisory  agreement,  including  the  investment advisory fee, in light of all of the surrounding circumstances.

      |X|   Portfolio  Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager  subject to the overall  authority  of the Board of  Trustees.  Most purchases  made by the Fund are  principal  transactions  at net prices,  so the Fund incurs little or no  brokerage  costs.  The Fund deals  directly  with the  selling  or  purchasing principal  or market  maker  without  incurring  charges for the services of a broker on its behalf  unless the Manager  determines  that a better price or execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a  commission  or  concession  paid by the issuer to the  underwriter,  and  purchases  from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt  execution of orders at the most  favorable net price.
If dealers are used for portfolio transactions,  transactions may be directed to dealers for their  execution  and  research  services.  The research  services  provided by a particular broker may be useful  only to one or more of the  advisory  accounts  of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful  both  to the  Fund  and one or more of  such  other  accounts.  Investment  research services  may be  supplied  to the  Manager  by a third  party at the  instance  of a broker through  which trades are placed.  It may include  information  and  analyses on  particular companies  and  industries  as well as market or  economic  trends and  portfolio  strategy, receipt of market  quotations  for  portfolio  evaluations,  information  systems,  computer hardware and similar  products and services.  If a research service also assists the Manager in a non-research  capacity (such as bookkeeping or other  administrative  functions),  then only the percentage or component  that provides  assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The  research  services  provided  by brokers  broaden  the scope and  supplement  the research activities of the Manager.  That research provides additional views and comparisons for  consideration,  and helps the Manager  obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The  Fund's  policy  of  investing  in  short-term  debt  securities  results  in high portfolio turnover and may increase the Fund's transaction costs.  However,  since brokerage commissions,  if any, are small,  high turnover does not have an appreciable  adverse effect upon the income of the Fund.

Distribution and Service Plans

The Distributor.  Under its General  Distributor's  Agreement with the Fund, the Distributor acts as the Fund's principal  underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor bears the expenses  normally  attributable to sales,  including advertising and the cost of printing and mailing prospectuses,  other than those  furnished  to existing  shareholders.  The  Distributor  is not  obligated  to sell a specific  number  of  shares.  Expenses  normally  attributable  to sales  are  borne by the
Distributor,  except  those  paid by the Fund  under  its  Distribution  and  Service  Plans described below.

      The  concessions  paid to, or  retained  by, the  Distributor  from the sale of shares during the Fund's three most recent fiscal years, and the contingent  deferred sales charges retained by the  Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

----------------------------------------------------------------------------------
Fiscal     Concessions on Class B  Concessions on Class   Concessions on Class N
Year
Ended      Shares Advanced by      C Shares Advanced by   Shares Advanced by
7/31:      Distributor1            Distributor1           Distributor1,2
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
2002       $954,517                $233,346               $635,960
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
20033      $363,611                $208,888               $887,944
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
2004       $138,410                $93,032                $589,607
----------------------------------------------------------------------------------
1.    The Distributor  advances concession payments to dealers for certain sales of Class B,
   Class C and Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.
3.    The  Distributor's  sales concession rates on Class B, Class C and Class N shares sold prior to January 20, 2003 were  higher  than the current  rates  (shown on page 18 of the
   Prospectus).

 --------------------------------------------------------------------------------
 Fiscal   Class A           Class B           Class C          Class N
                                              Contingent       Contingent
          Contingent        Contingent        Deferred Sales   Deferred Sales
 Year     Deferred Sales    Deferred Sales    Charges          Charges Retained
 Ended    Charges Retained  Charges Retained  Retained by      by Distributor
 7/31     by Distributor    by Distributor    Distributor
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 2004     $192,874          $298,926          $94,152          $336,882
 --------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the
Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

    Each plan has been approved by a vote of the Board of Trustees,  including a majority of the Independent Trustees1, cast in person at a meeting  called for the  purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial  intermediaries,  brokers  and dealers may  receive  other  payments  from the
Distributor or the Manager from their own resources in connection with the promotion  and/or sale of shares of the Fund,  including  payments to defray  expenses  incurred in connection with  educational  seminars and  meetings.  The Manager or  Distributor  may share  expenses incurred by financial  intermediaries in conducting training and educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the
Distributor  may  increase  or  decrease  the  amount of  payments  they make from their own resources for these purposes.

Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the
Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the
Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

    Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees  has set no
minimum amount of assets to qualify for payments under the plans.

      |X|Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions
(they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed
0.20% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

For the fiscal year ended July 31, 2004 payments under the Class A Plan totaled $794,910, all but $27,997 of which was paid by the Distributor to recipients. That included $129,958 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X|   Class B, Class C and Class N Service and  Distribution  Plans.  Under each plan, service  fees (if any) and  distribution  fees are  computed on the average of the net asset value of  shares  in the  respective  class,  determined  as of the  close  of each  regular business  day during the  period.  Each plan  provides  provide  for the  Distributor  to be compensated  at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan  during the period for which the fee is paid. The types of services that recipients  provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly basis,  without payment in advance.  However,  no service  fees are paid on Class B and Class C shares at this time.
The  Distributor  currently  intends to pay the service fee to recipients in advance for the first  year  after  Class N shares  are  purchased.  After the first year Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments quarterly on those  shares.  The advance  payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those  shares  will be  obligated  to repay the  Distributor  a pro rata  portion  of the advance payment of the service fee made on those shares.

      The Distributor  retains the  asset-based  sales charge on Class B and Class N shares.
The  Distributor  retains the  asset-based  sales charge on Class C shares  during the first year the  shares  are  outstanding.  It pays the  asset-based  sales  charge  as an  ongoing concession  to the recipient on Class C shares  outstanding  for a year or more. If a dealer has a special agreement with the Distributor,  the Distributor will pay the Class B, Class C and/or Class N asset-based  sales charge and the Class N service fee to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

.......The  asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end  sales charge while allowing the Distributor to compensate dealers  that  sell  those  shares.  The Fund  pays the  asset-based  sales  charges  to the
Distributor  for its services  rendered in distributing  each class of shares.  The payments are made to the Distributor in recognition that the Distributor:
o.....pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or the  advance  of the  service  fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class N shares, and
o     bears the costs of sales  literature,  advertising and prospectuses  (other than those furnished  to current  shareholders)  and state  "blue sky"  registration  fees and certain other distribution expenses.
o     may not be able to adequately  compensate dealers that sell Class B, Class C and Class
         N shares  without  receiving  payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives  payments under the plans  consistent  with the service fees and  asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the  payments  under  the  plan to  include  the Fund in  various  third-party distribution programs that may increase sales of Fund shares,
o     may experience  increased  difficulty  selling the Fund's shares if payments under the plan are  discontinued  because most  competitor  funds have plans that pay dealers for  rendering  distribution  services as much or more than the  amounts  currently being paid by the Fund, and
o     may not be able to  continue  providing,  at the  same or at a lesser  cost,  the same quality  distribution  sales efforts and services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      Class B, Class C or Class N shares may not be purchased by an investor  directly  from the Distributor  without the investor  designating  another  broker-dealer of record. If the investor  no longer  has  another  broker-dealer  of record  for an  existing  account,  the
Distributor is automatically  designated as the broker-dealer of record,  but solely for the purpose of acting as the  investor's  agent to purchase  the  shares.  In those  cases,  the
Distributor  retains  the  asset-based  sales  charge  paid on Class B,  Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

    The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B, Class C or Class
N plan is  terminated  by the Fund,  the Board of  Trustees  may allow the Fund to  continue payments of the asset-based  sales charge to the Distributor for distributing  shares before the plan was terminated.

      The amount shown in the following table reflects a decrease in the  asset-based  sales charge on Class B and Class C shares,  from 0.75% to 0.50% of  average  daily net assets per annum,  effective  January 1, 2003. The Fund may reinstate the full asset-based sales charge permitted  under each plan at any time  without  advance  notice.  The  Distributor's  sales concession  rates on Class B, Class C and Class N shares sold prior to January 20, 2003 were higher than the current rates (shown on page 18__ of the prospectus).

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 7/31/04
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan    $1,242,150     $1,112,077           $0                 0%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan    $485,8481       $123,423            $0                 0%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan    $279,3662       $208,293        $3,587,557           6.26%
---------------------------------------------------------------------------------
1.    Included $16,132 paid to an affiliate of the Distributor's parent company.
2.    Included $4,798 paid to an affiliate of the Distributor's parent company.

      All  payments  under  the  Class  B,  Class C and  Class N plans  are  subject  to the limitations imposed by the Conduct Rules of the National  Association of Securities Dealers,
Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance  Terminology.  The Fund uses a variety of terms to illustrate its performance.  These terms include "yield," "compounded  effective yield" and "average annual total  return." An  explanation  of how yields and total returns are calculated is set forth below.  The charts  below show the Fund's  performance  as of the Fund's most recent  fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent  at  1.800.225.5677  or  by  visiting  the  OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.  The Fund's  performance  would have been lower in the  absence of the fee waivers  described on page 4 of the  Prospectus.  Those fee waivers may be withdrawn at any time.

      The Fund's  illustrations of its performance data in  advertisements  must comply with rules of the SEC. Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  If the fund shows total returns in addition to its yields,  the returns  must be for the 1-, 5- and 10-year  periods  ending as of the most recent  calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor  to compare  the
Fund's  performance  to the  performance  of other funds for the same  periods.  However,  a number of factors should be considered before using the Fund's performance  information as a basis for comparisons with other investments:
o     Yields and total returns  measure the  performance  of a  hypothetical  account in the
         Fund over various  periods and do not show the  performance  of each  shareholder's account.  Your account's  performance will vary from the model  performance data if your  dividends  are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Fund's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period  represent  historical  performance information  and are not,  and should not be  considered,  a  prediction  of future yields or returns.

      |X|   Yields.  The Fund's current yield is calculated  for a seven-day  period of time as  follows.  First,  a base  period  return  is  calculated  for the  seven-day  period  by determining  the net change in the value of a hypothetical  pre-existing  account having one share at the beginning of the seven-day period.  The change includes  dividends  declared on the original  share and dividends  declared on any shares  purchased  with dividends on that share,  but such dividends are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the dividends  declared.  Next, the base period return is multiplied by
365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1)   adding 1 to the base period return (obtained as described above),
      (2)   raising the sum to a power equal to 365 divided by 7, and
      (3)   subtracting 1 from the result.

      The yield as calculated  above may vary for accounts less than  approximately  $100 in value due to the effect of rounding off each daily  dividend to the nearest  full cent.  The
calculation  of  yield  under  either   procedure   described   above  does  not  take  into
consideration any realized or unrealized gains or losses on the Fund's portfolio  securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total  returns"  to measure  the  Fund's  performance.  Total  return is the  change in value of a  hypothetical investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested in additional  shares and that the  investment is redeemed at the end of the period.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would  produce  the  cumulative  total  return over  the  entire  period.  However,  average  annual  total  returns  do  not  show  actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class B shares,  payment of the applicable contingent deferred  sales  charge is applied,  depending  on the period for which the return is shown:
5.0% in the first year,  4.0% in the second year,  3.0% in the third and fourth years,  2.0%
in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1%
contingent  deferred sales charge is deducted for returns for the one-year period. For Class
N shares,  the 1% contingent  deferred sales charge is deducted for returns for the one-year period.  Class N total returns may also be calculated for the periods prior to March 1, 2001
(the  inception date for Class N shares),  based on the Fund's Class A returns,  adjusted to reflect the higher Class N 12b-1 fees.

o     Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of
$1,000  ("P" in the  formula  below)  held for a number  of years  ("n" in the  formula)  to achieve an Ending  Redeemable Value ("ERV" in the formula) of that investment,  according to the following formula:

 ERV - P   = Total Return
-----------
    P

o     Cumulative  Total  Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual  basis.  Cumulative  total return is  determined  as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------------------------
                    The Fund's Total Returns for the Periods Ended 7/31/045
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class of  Cumulative          ------------------------------------------------------------------
          Total Returns
--------- (10 years or
Shares    life-of-class)      Average Annual Total Returns
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                              1-Year          5-Year          10-Year
                                              (or             (or
                              --------------- life-of-class)  life-of-class)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
          After    Without    After   Without After   Without After    Without          Com-pounded
                                                                                        Effective
                                                                                        Yield
                                                                               Yield     (7
                                                                               (7 days  days
          Sales    Sales      Sales   Sales   Sales   Sales   Sales    Sales   ended    ended
          Charge   Charge     Charge  Charge  Charge  Charge  Charge   Charge  07/31/03)07/31/03)
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class A1   40.17%     40.17%  0.17%   0.17%   2.37%   2.37%   3.43%    3.43%   0.44%    0.44%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class B    35.45%2    35.45%2 -4.89%2 0.11%   1.59%   1.96%   3.082    3.08%2  0.20%    0.20%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class C    33.62%3    33.62%3 -0.90%3 0.10%   1.96%   1.96%   2.94%    2.94%   0.19%    0.19%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class N     3.12%4     3.12%4 -0.90%  0.10%   0.90%   0.90%4  N/A      N/A     0.11%    0.11%
-------------------------------------------------------------------------------------------------
1.    Inception of Class A shares: 1/3/89`
2.    Inception  of Class B shares:  8/17/93.  Because  Class B convert to Class A shares 72 months after purchase,  the  "life-of-class"  return for Class B uses Class A performance for the period after conversion.
3.    Inception of Class C shares: 12/1/93
4.    Inception of Class N Shares: 3/1/01.
5.    The amount shown in the following table reflects a decrease in the  asset-based  sales charge on Class B and Class C shares,  from 0.75% to 0.5% of average daily net assets per annum,  effective  January 1, 2003.  The Fund may  reinstate the full  asset-based  sales charge  permitted under each plan at any time without advance notice.  The  Distributor's sales  concession  rates on Class B, Class C and Class N shares sold prior to January 20,
   2003 were higher than the current rates (shown on page 18__of the Prospectus).

   |X|      Other Performance  Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate  Monitor  National
Index  (provided by Bank Rate  Monitor)  which  measures the average rate paid on bank money market  accounts,  NOW accounts and  certificates  of deposits by the 100 largest  banks and thrifts in the top ten metro  areas.  When  comparing  the  Fund's  yield with that of other investments,  investors should understand that certain other investment alternatives such as certificates  of deposit,  U.S.  government  securities,  money market  instruments  or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the Fund may include in its  advertisements  and sales  literature performance  information  about the Fund cited in other newspapers and periodicals,  such as
The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's  Manager may publish  rankings or ratings of the Manager
(or the Transfer  Agent) or the investor  services  provided by them to  shareholders of the
Oppenheimer  funds,  other than performance  rankings of the Oppenheimer  funds  themselves.
Those ratings or rankings of investor/shareholder  services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund  families  selected by the rating
or ranking  services.  They may be based on the  opinions  of the rating or ranking  service itself,  based on its  research  or  judgment,  or based on surveys of  investors,  brokers, shareholders or others.

      From time to time the Fund may include in its  advertisements and sales literature the total return  performance of a hypothetical  investment  account that includes shares of the fund and other Oppenheimer  funds. The combined account may be part of an illustration of an asset allocation model or similar  presentation.  The account  performance may combine total return  performance of the Fund and the total return  performance of other Oppenheimer funds included in the account.  Additionally,  from time to time,  the Fund's  advertisements  and sales literature may include, for illustrative or comparative purposes,  statistical data or other  information  about  general or  specific  market and  economic  conditions.  That may include, for example,
o     information  about the  performance of certain  securities or  commodities  markets or segments of those markets,
o     information  about  the  performance  of the  economies  of  particular  countries  or regions,
o     the  earnings of companies  included in segments of  particular  industries,  sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information  relating to the gross  national or gross  domestic  product of the United
         States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance,  risk, or other characteristics of the Fund.

--------------------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
--------------------------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy shares of  the  Fund.  Appendix  C  contains  more  information  about  the  special  sales  charge arrangements  offered by the Fund,  and the  circumstances  in which  sales  charges  may be reduced or waived for certain classes of investors.

When you  purchase  shares of the Fund,  your  ownership  interest in the shares of the Fund will be  recorded  as a book entry on the  records  of the Fund.  The Fund will not issue or re-register physical share certificates.
AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least
$50 and  shareholders  must invest at least $500  before an Asset  Builder  Plan  (described
    ---
below) can be established on a new account.  Accounts  established prior to November 1, 2002 will  remain at $25 for  additional  purchases.  Shares  will be  purchased  on the  regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")
transfer  to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH  transfers  on the  business  day the Fund  receives  Federal  Funds for the purchase  through  the ACH  system  before the close of The New York  Stock  Exchange  ("the
Exchange").  The Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal  Funds are received on a business day after the close of the Exchange,  the shares will be purchased  and  dividends  will begin to accrue on the next regular  business day. The proceeds of ACH  transfers  are normally  received by the Fund three days after the transfers  are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis, the Distributor  reserves the right to cancel the purchase order. The Distributor and the Fund are not  responsible for any delays in purchasing  shares  resulting from delays in
ACH transmissions.

Asset Builder  Plans.  As explained in the  Prospectus,  you must  initially  establish your account with $500.  Subsequently,  you can establish an Asset Builder Plan to  automatically purchase  additional  Class A shares  directly from a bank account for as little as $50. For those accounts  established prior to November 1, 2002 and which have previously  established
Asset Builder  Plans,  additional  purchases will remain at $25.  Shares  purchased by Asset
Builder Plan  payments  from bank accounts are subject to the  redemption  restrictions  for recent  purchases  described in the  Prospectus.  Asset Builder Plans are available  only if your  bank  is an ACH  member.  Asset  Builder  Plans  may not be  used  to buy  shares  for
OppenheimerFunds  employer-sponsored qualified retirement accounts. Asset Builder Plans also enable  shareholders of Oppenheimer  Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase  shares of the Fund, your bank account will be debited  automatically.  Normally  the debit will be made two business  days prior to the investment  dates you selected on your  Application.  Neither the  Distributor, the Transfer  Agent nor the Fund shall be  responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.
      Retirement  Plans may purchase Class B shares of the Fund directly by  establishing an
Asset  Builder  Plan.  The minimum  initial  investment  for Class B Asset  Builder Plans is
$5,000 and the maximum initial investment is $500,000.

      Before you  establish  Asset Builder  payments,  you should obtain a prospectus of the
selected  fund(s)  from  your  financial   advisor  (or  the  Distributor)  and  request  an
application  from the  Distributor.  Complete the  application and return it. You may change the amount of your Asset Builder payment or your can terminate  these automatic  investments at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions  to implement them. The
Fund reserves the right to amend,  suspend,  or discontinue  offering Asset Builder plans at any time without prior notice.

The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual  funds  for  which the
Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Preservation Fund     Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Bond Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer International Small Company
Fund
Oppenheimer Limited Term California
Municipal
Fund
Oppenheimer Limited-Term Government Fund

Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an  initial  sales  charge on the  purchase  of Class A shares of each of the
Oppenheimer   funds   described   above  except  the  money  market  funds.   Under  certain
circumstances described in this Statement of Additional Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

      Classes of Shares.  Each class of shares of the Fund  represents  an  interest  in the same  portfolio of investments of the Fund.  However,  each class has different  shareholder privileges and features.  The net income  attributable to Class B, Class C or Class N shares and the  dividends  payable  on  Class B,  Class C and  Class N shares  will be  reduced  by incremental  expenses  borne solely by that class.  Those expenses  include the  asset-based sales charges to which Class B, Class C and Class N shares are subject.

|X|   Alternative  Sales  Arrangements.  As  stated in the  Prospectus,  Class B and Class C shares  of the  Fund  may only be  acquired  by  exchange  of  Class B and  Class C  shares, respectively, of other Oppenheimer funds or directly through qualified retirement plans.

      Investors  should  understand  that the purpose and  function  of the  deferred  sales charge and asset-based  sales charge with respect to Class B, Class C and Class N shares are the same as those of the initial  sales charge with respect to Class A share of  Oppenheimer funds  other than the money  market  funds.  Any  salesperson  or other  person  entitled to receive  compensation for selling the Fund shares may receive  different  compensation  with respect to one class of shares than the other.

      The Distributor  will generally not accept any order in the amount of $100,000 or more for Class B shares or $1 million  or more for Class C shares on behalf of a single  investor
(not including dealer "street name" or omnibus accounts).  That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|   Class A Shares Subject to a Contingent  Deferred Sales Charge.  For purchases of Class
A shares subject to a contingent  deferred sales charge as described in the  Prospectus,  no sales  concessions  will  be  paid to the  broker-dealer  of  record,  as  described  in the
Prospectus,  on sales of Class A shares purchased with the redemption  proceeds of shares of another  mutual  fund  offered  as an  investment  option  in a  retirement  plan  in  which
Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession will not be paid on purchases of shares by a retirement plan made with the redemption  proceeds of Class
N shares of Class A one or more Oppenheimer funds held by the plan for more than 18 months.

|X|   Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal Revenue  Service,  the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the  shareholder.  If those laws or the IRS interpretation of those laws should change, the automatic  conversion feature may be  suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension remained in effect.

      Although  Class B shares  could then be  exchanged  for Class A shares on the basis of relative net asset value of the two  classes,  without the  imposition  of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such exchange,  Class B shares might continue to be subject to the  asset-based  sales charge for longer than six years.

|X|   Availability  of Class N  Shares.  In  addition  to the  description  of the  types of retirement  plans which may purchase  Class N shares  contained in the  prospectus,  Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover  contributions made to Individual 401(k) plans,  Profit-Sharing  Plans and Money Purchase Pension Plans,
o     to  all  direct  rollovers  from  OppenheimerFunds-sponsored   Pinnacle  and  Ascender
            retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group  Retirement  Plans (as defined in Appendix C to this  Statement of Additional
            Information)  which have entered into a special  agreement with the  Distributor for that purpose,
o     to Retirement  Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
            Code, the  recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement  Plans of a plan sponsor  where the  aggregate  assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to  OppenheimerFunds-sponsored  Ascender  401(k) plans that pay for the purchase  with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers  and financial  advisors that are identified in a special  agreement  between the  broker-dealer  or  financial  advisor and the
            Distributor for that purpose.

      The  sales  concession  and the  advance  of the  service  fee,  as  described  in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a  retirement  plan that pays for the  purchase  with the  redemption  proceeds  of Class A shares of one or more  Oppenheimer  funds (other than rollovers  from an  OppenheimerFunds-sponsored
         Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a  retirement  plan that pays for the  purchase  with the  redemption  proceeds  of Class C shares of one or more  Oppenheimer  funds  held by the  plan for more  than  one  year  (other  than rollovers from an  OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or Ascender
         401(k)  plan made  with the  redemption  proceeds  of Class A shares of one or more
         Oppenheimer funds.

      No sales  concessions will be paid to the broker-dealer of record, as described in the
Prospectus,  on sales of Class N shares purchased with the redemption  proceeds of shares of another  mutual  fund  offered  as an  investment  option  in a  retirement  plan  in  which
Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation of Expenses.  The Fund pays expenses related to its daily operations, such as custodian  fees,  Trustees'  fees,  transfer  agency  fees,  legal fees and auditing costs.  Those  expenses  are paid out of the  Fund's  assets  and are not paid  directly  by shareholders.  However,  those expenses reduce the net asset value of shares,  and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value,  dividends and  distributions  of the Fund's share  classes  recognizes  two types of expenses.  General  expenses that do not pertain  specifically  to any one class are allocated pro rata to the shares of all classes.
The  allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.
Such general expenses include management fees, legal,  bookkeeping and audit fees,  printing
and  mailing  costs  of  shareholder   reports,   Prospectuses,   Statements  of  Additional
Information and other  materials for current  shareholders,  fees to unaffiliated  Trustees, custodian expenses,  share issuance costs,  organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other  expenses  that are directly  attributable  to a particular  class are allocated equally to each  outstanding  share  within that class.  Examples of such  expenses  include distribution  and service plan (12b-1) fees,  transfer and shareholder  servicing agent fees and expenses and  shareholder  meeting  expenses (to the extent that such  expenses  pertain only to a specific class).

Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum  Balance Fee" is assessed on each Fund account with a share balance  valued under $500.  The Minimum  Balance
Fee is  automatically  deducted  from each such Fund  account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected,  in its discretion,  not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund  account  that has a balance  below  $500 due to the  automatic  conversion  of shares from Class B to Class A shares.  However, once all Class B shares held in the account have been converted to Class A shares the new account  balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders  who elect to access their account  documents  electronically via eDoc Direct;
o     A fund account that has only certificated  shares and, has a balance below $500 and is being escheated;
o     Accounts of  shareholders  that are held by  broker-dealers  under the NSCC  Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain  Oppenheimer
         Variable Account Funds;
o     Omnibus  accounts  holding  shares  pursuant to the Pinnacle,  Ascender,  Custom Plus,
         Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o     A fund  account that falls below the $500  minimum  solely due to market  fluctuations within the 12-month period preceding the date the fee is deducted.

To access  account  documents  electronically  via eDocs  Direct,  please  visit the Service
Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
                         ------------------------

The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of each class of shares of the Fund is  determined  as of the close of business  of the  Exchange on each day that the Exchange is open.  The  calculation is done by dividing the value of the Fund's net assets  attributable to a class by the number of shares of that class that are  outstanding.
The Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some days
(for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this  Statement of  Additional  Information  mean "Eastern  time." The
Exchange's most recent annual  announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence Day, Labor Day,  Thanksgiving Day and Christmas Day. It may also close on other days.

      The Fund's  Board of  Trustees  has  adopted  the  amortized  cost method to value the
Fund's  portfolio  securities.  Under  the  amortized  cost  method,  a  security  is valued initially at its cost and its valuation  assumes a constant  amortization  of any premium or accretion of any discount,  regardless of the impact of  fluctuating  interest  rates on the market value of the security.  This method does not take into  consideration  any unrealized capital  gains or losses on  securities.  While this method  provides  certainty  in valuing securities,  in certain periods the value of a security  determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's  Board of  Trustees  has  established  procedures  reasonably  designed  to stabilize the Fund's net asset value at $1.00 per share.  Those procedures  include a review of the  Fund's  portfolio  holdings  by  the  Board  of  Trustees,  at  intervals  it  deems appropriate,  to determine  whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation  between the Fund's net asset value based upon available  market  quotations  and amortized  cost. If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7  requires the Board of
Trustees to consider what action,  if any,  should be taken. If they find that the extent of the deviation may cause a material  dilution or other unfair  effects on  shareholders,  the
Board of Trustees will take whatever  steps it considers  appropriate to eliminate or reduce the dilution,  including, among others, withholding or reducing dividends,  paying dividends from capital or capital gains,  selling  portfolio  instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest rates, the daily yield on shares of the Fund may tend to be lower (and net  investment  income  and  dividends  higher)  than those of a fund holding  the  identical  investments  as the  Fund but  which  used a  method  of  portfolio valuation  based on market prices or estimates of market  prices.  During  periods of rising interest rates,  the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The information  below  supplements the terms and conditions for redeeming  shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the shareholder's  account to cover the amount of the check. This enables the shareholder to continue  receiving  dividends  on those  shares  until the check is  presented to the Fund.
Checks may not be presented for payment at the offices of the Bank or the Fund's  custodian.
This  limitation  does not affect  the use of checks  for the  payment of bills or to obtain cash at other banks. The Fund reserves the right to amend,  suspend or discontinue  offering checkwriting  privileges  at any time.  The Fund will  provide  you  notice  whenever  it is required to do so by applicable law.

      In choosing to take advantage of the  Checkwriting  privilege,  by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that they are the  registered  owner(s) of the shares of the Fund in that account;
(2)   for accounts for  corporations,  partnerships,  trusts and other entities,  represents that they are an officer,  general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the Fund's drafts
         (checks) are payable to pay all checks drawn on the Fund account of such  person(s)
         and to redeem a sufficient  amount of shares from that account to cover  payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature on checks drawn  against joint  accounts,  or accounts for corporations,  partnerships, trusts or other entities, the signature of any one signatory  on a check will be  sufficient  to  authorize  payment of that check and redemption  from the account,  even if that account is  registered  in the names of more  than  one  person  or more  than  one  authorized  signature  appears  on the
         Checkwriting card or the application, as applicable;
(5)   understands that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that neither the Fund nor its bank shall incur any  liability for that  amendment or  termination  of  checkwriting  privileges  or for redeeming shares to pay checks  reasonably  believed by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal  Funds wire of redemption proceeds may be delayed if the Fund's  custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually  the Fund's next regular business day following the redemption. In those circumstances,  the wire will not be transmitted  until the next bank  business  day on which the Fund is open for  business.  No dividends  will be paid on the  proceeds of  redeemed  shares  awaiting  transfer by Federal
Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A  shares  that  were  purchased  by  exchange  of  Class A  shares  of  another
       Oppenheimer fund on which an initial sales charge was paid or Class A or
o     Class B shares on which a contingent deferred sales charge was paid.

      The  reinvestment  may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds into which  shares of the Fund are  exchangeable  as described in "How to Exchange  Shares"  below.  Reinvestment  will be at the net asset value next computed after the Transfer  Agent receives the  reinvestment  order.  The  shareholder must ask the Transfer Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C and Class N shares. The Fund may amend,  suspend or cease offering this  reinvestment  privilege  at any  time as to  shares  redeemed  after  the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the shares were  redeemed is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital  loss  on  the  redemption,  some  or all of the  loss  may  not be tax  deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the  redemption  proceeds of Fund shares on which a sales charge was paid are  reinvested in shares of the fund or  another  of the  Oppenheimer  funds  within 90 days of payment of the sales charge,  the shareholder's  basis in the shares of the Fund that were redeemed may not include the amount of the sales  charge  paid.  That would  reduce the loss or increase  the gain recognized from the redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash. However, under unusual  circumstances,  the Board of Trustees of the Fund may determine  that it would be  detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case,  the Fund may pay the  redemption  proceeds in whole or in part by a distribution
"in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company  Act.
Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the lesser of
$250,000  or 1% of the  net  assets  of the  Fund  during  any  90-day  period  for  any one shareholder.  If  shares  are  redeemed  in kind,  the  redeeming  shareholder  might  incur brokerage or other costs in selling the securities for cash. The Fund will value  securities used to pay  redemptions  in kind using the same method the Fund uses to value its portfolio securities  described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The  Fund's  Board  of  Trustees  has  the  right  to  cause  the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those  shares  is less than $200 or such  lesser  amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an  account if the  aggregate  net asset value of such shares has fallen below the stated  minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question (not less than 30 days).  The Board may alternatively set requirements for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a  contingent  deferred  sales  charge of any class at the time of  transfer  to the name of another  person or entity.  It does not  matter  whether  the  transfer  occurs by  absolute assignment,  gift or bequest,  as long as it does not  involve,  directly or  indirectly,  a public sale of the shares.  When shares  subject to a contingent  deferred  sales charge are transferred, the transferred shares will remain subject to the contingent  deferred sales charge.  It will be calculated as if the  transferee  shareholder had  acquired  the  transferred  shares  in the  same  manner  and at the  same  time as the transferring shareholder.

      If less than all  shares  held in an  account  are  transferred,  and some but not all shares in the account would be subject to a contingent  deferred sales charge if redeemed at the time of transfer,  the priorities  described in the Prospectus under "How to Buy Shares"
for the  imposition  of the Class B, Class C and Class N  contingent  deferred  sales charge will be followed in determining the order in which shares are transferred.

Distributions     From    Retirement    Plans.     Requests    for    distributions     from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing  plans should be addressed to "Trustee,  OppenheimerFunds
Retirement  Plans," c/o the Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus  or on the back  cover of this  Statement  of  Additional  Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored  pension or  profit-sharing  plans  with  shares  of the  Fund  held in the  name of the  plan or its fiduciary may not directly request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions   from  pension  and  profit   sharing  plans  are  subject  to  special
requirements  under the Internal  Revenue  Code and certain  documents  (available  from the
Transfer  Agent)  must  be  completed  and  submitted  to  the  Transfer  Agent  before  the distribution  may be made.  Distributions  from retirement  plans are subject to withholding requirements  under  the  Internal  Revenue  Code,  and IRS Form  W-4P  (available  from the
Transfer Agent) must be submitted to the Transfer Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the  shareholder  has provided the Transfer Agent with a certified tax  identification  number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The
Fund,  the Manager,  the  Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a  distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase  its shares from  authorized  dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the  Distributor  receives  the  order  placed  by the  dealer or  broker.  However,  if the
Distributor  receives  a  repurchase  order  from a dealer or broker  after the close of the
Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was  received  by the dealer or broker  from its  customers  prior to the time the
Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made  within  three  business  days after the  shares  have been  redeemed  upon the
Distributor's  receipt of the required redemption documents in proper form. The signature(s)
of the  registered  owner(s) on the  redemption  document must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at
$5,000 or more can  authorize  the  Transfer  Agent to redeem  shares  (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual  or annual  basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed  three business days prior to the date requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to
$1,500 per month may be requested  by telephone if payments are to be made by check  payable to all  shareholders of record.  Payments must also be sent to the address of record for the account  and the  address  must not have been  changed  within  the prior 30 days.  Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders  having  AccountLink  privileges
(see  "How  To  Buy  Shares")  may  arrange  to  have  Automatic  Withdrawal  Plan  payments
transferred   to   the   bank   account   designated   on   the   account   application   or
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment transmittal date you select in the account  application.  If a contingent  deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund  cannot  guarantee  receipt  of a  payment  on the date  requested.  The Fund reserves the right to amend,  suspend or discontinue offering such plans at any time without prior notice.  Class B, Class C and Class N  shareholders  should not  establish  withdrawal plans,  because of the potential  imposition of the contingent deferred sales charge on such withdrawals  (except where the Class B, Class C or Class N contingent  deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  applicable to such plans as stated  below.  These  provisions  may be amended from time to time by the Fund and/or the Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

      |X|   Automatic  Exchange  Plans.  Shareholders  can authorize  the Transfer  Agent to exchange a  pre-determined  amount of shares of the Fund for  shares (of the same  class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange  Plan.  The minimum  amount that may be exchanged to each other fund  account  is $50.  Instructions  should  be  provided  on the  account  application  or signature-guaranteed  instructions.  Exchanges  made under  these  plans are  subject to the restrictions  that  apply to  exchanges  as set  forth in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

      |X|   Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions  will be redeemed next, followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.
Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent for the shareholder (the  "Planholder") who executed the Plan  authorization and application submitted to the  Transfer  Agent.  Neither the Transfer  Agent nor the Fund shall incur any liability to the  Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share  certificates  will not be issued for shares of the Fund purchased  for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share  certificates held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make  withdrawal  payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments  representing the proceeds of Plan  withdrawals  will  normally be  transmitted  three  business days prior to the date selected for receipt of the  payments,  according to the choice  specified in writing by the
Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the
Planholder  by writing to the  Transfer  Agent.  The  Planholder  should  allow at least two weeks' time in mailing such  notification for the requested change to be put in effect.  The
Planholder  may, at any time,  instruct the Transfer Agent by written notice (in proper form in accordance with the  requirements of the  then-current  Prospectus of the Fund) to redeem all, or any part of, the shares  held under the Plan.  That notice must be in proper form in accordance with the  requirements  of the ten-current  Prospectus of the Fund. In that case, the  Transfer  Agent will redeem the number of shares  requested  at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent.  The
Fund may also give  directions to the Transfer Agent to terminate a Plan. The Transfer Agent will  also  terminate  a Plan  upon its  receipt  of  evidence  satisfactory  to it that the
Planholder has died or is legally incapacitated.  Upon termination of a Plan by the Transfer
Agent or the Fund,  shares that have not been redeemed will be held in  uncertificated  form in the  name of the  Planholder.  The  account  will  continue  as a  dividend-reinvestment,
uncertificated   account  unless  and  until  proper  instructions  are  received  from  the
Planholder, his or her executor or guardian, or another authorized person.

      To use  shares  held  under the Plan as  collateral  for a debt,  the  Planholder  may request issuance of a portion of the shares in certificated  form. Upon written request from the  Planholder,  the  Transfer  Agent  will  determine  the  number of  shares  for which a certificate may be issued without  causing the withdrawal  checks to stop.  However,  should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder will  be  deemed  to  have  appointed  any  successor  transfer  agent  to act as  agent  in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having more than one  class of  shares  may be  exchanged  only for  shares  of the same  class of other
Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single class  without a class designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list showing which funds offer which classes of shares by calling the Distributor.

o     All of the  Oppenheimer  funds  currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial   New  York  Tax  Exempt
                                            Trust
      Centennial   California   Tax  Exempt Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer  New  Jersey   Municipal
                                             Fund
      Oppenheimer    AMT-Free    New    York Oppenheimer  Pennsylvania  Municipal
      Municipals                             Fund
      Oppenheimer International Value Fund   Oppenheimer    Rochester    National
                                             Municipals
      Oppenheimer California Municipal Fund  Oppenheimer   Senior  Floating  Rate
                                             Fund
      Oppenheimer   Limited  Term  Municipal Limited Term New York Municipal Fund
      Fund
      Oppenheimer Municipal Bond Fund        Rochester Fund Municipals
      Oppenheimer Principal Protected Main   Oppenheimer Limited Term California
      Street Fund II                         Municipal Fund
      Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer    AMT-Free    New    York
      Municipals
      Oppenheimer Balanced Fund              Oppenheimer New Jersey Municipal Fund
      Oppenheimer California Municipal Fund  Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer  Principal  Protected  Main
                                             Street Fund
      Oppenheimer Cash Reserves              Oppenheimer  Principal  Protected  Main
                                             Street Fund II
      Oppenheimer Champion Income Fund       Oppenheimer  Quest  Capital Value Fund,
                                             Inc.
      Oppenheimer   Convertible   Securities Oppenheimer Quest  International  Value
      Fund                                   Fund, Inc.
      Oppenheimer   Disciplined   Allocation Oppenheimer      Rochester     National
      Fund                                   Municipals
      Oppenheimer Developing Markets Fund    Oppenheimer Senior Floating Rate Fund
      Oppenheimer  Gold &  Special  Minerals Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund  Limited Term New York Municipal Fund
      Oppenheimer     International    Small
      Company Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally available  only by exchange from the same class of shares of other  Oppenheimer  funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer  Convertible  Securities  Fund may be exchanged only for
      Class A shares of other  Oppenheimer  funds.  They may not be  acquired by exchange of shares  of any  class  of any  other  Oppenheimer  funds  except  Class  A  shares  of
      Oppenheimer  Money Market Fund or  Oppenheimer  Cash Reserves  acquired by exchange of
      Class M shares.
o     Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of
      Oppenheimer  Money  Market  Fund,  Inc.,  Oppenheimer  Cash  Reserves  or  Oppenheimer
      Limited-Term  Government  Fund.  Only  participants  in certain  retirement  plans may purchase shares of Oppenheimer Capital  Preservation Fund, and only those participants may  exchange  shares of other  Oppenheimer  funds for shares of  Oppenheimer  Capital
      Preservation Fund.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund  offered by the  Distributor.  Shares of any money  market fund purchased  without a sales charge may be  exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment of the sales  charge.  They may also be used to purchase  shares of  Oppenheimer  funds  subject to an early  withdrawal  charge or contingent deferred sales charge.

  o  Shares of the Fund acquired by reinvestment of dividends or distributions  from any of the other Oppenheimer  funds or from any unit investment trust for which  reinvestment arrangements  have been made with the  Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund II until after the expiration of the warranty period (2/4/2011).

      The Fund may amend,  suspend or terminate the exchange privilege at any time. Although the Fund may impose  these  changes at any time,  it will  provide  you with notice of those changes  whenever it is required to do so by  applicable  law. It may be required to provide
60 days notice prior to materially amending or terminating the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred sales  charge  is  imposed  on  exchanges  of shares of any  class  purchased  subject  to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester National  Municipals and Rochester  Fund  Municipals)  acquired by exchange of Class A shares of any  Oppenheimer fund purchased subject to a Class A contingent  deferred sales charge are redeemed within 18 months  measured  from the  beginning of the calendar  month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent  deferred  sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester  National  Municipals and Rochester  Fund  Municipals
acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred  sales charge are redeemed  within 24 months of the  beginning of the calendar  month of the  initial  purchase  of the  exchanged  Class A  shares,  the  Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of  another  Oppenheimer  fund  that are  exchanged  for Class A shares of  Oppenheimer  Senior  Floating  Rate Fund are  subject  to the Class A  contingent deferred  sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A  contingent  deferred  sales  charge  will carry over to the Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in the  exchange.  The Class A shares of  Oppenheimer  Senior  Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of this Fund and Oppenheimer  Money Market Fund, Inc.  acquired by exchange  of  Class  A  shares  of any  Oppenheimer  fund  purchased  subject  to a  Class A contingent  deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were  exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than  Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund, Oppenheimer Capital Preservation
Fund and Oppenheimer Senior Floating Rate Fund), the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

         With  respect  to Class B shares of  Limited-Term  Government  Fund,  Limited  Term
Municipal Fund, Limited Term New York Municipal Fund,  Oppenheimer Capital Preservation Fund
and Oppenheimer  Senior Floating Rate Fund, the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within 5 years of the initial purchase of the exchanged Class B shares.
o     With  respect  to Class C shares,  the Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed if the  retirement  plan (not  including  IRAs and 403(b)  plans) is  terminated  or Class N shares of all  Oppenheimer  funds are  terminated  as an  investment  option of the plan and
Class N shares are  redeemed  within 18 months  after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual  retirement plan or 403(b)
plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When  Class,  Class C or Class N shares  are  redeemed  to  effect  an  exchange,  the priorities  described in "How To Buy Shares" in the  Prospectus  for the  imposition  of the
Class  B,  Class C or  Class  N  contingent  deferred  sales  charge  will  be  followed  in determining  the  order in  which  the  shares  are  exchanged.  Before  exchanging  shares, shareholders  should take into account how the exchange may affect any  contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits  on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder must have an existing  account in the fund to which the  exchange is to be made.  Otherwise, the  investor  must  obtain a  prospectus  of that fund before the  exchange  request may be submitted.  If all telephone lines are busy (which might occur, for example,  during periods of substantial market fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular business  day  the  Transfer  Agent  receives  an  exchange  request  in  proper  form  (the
"Redemption  Date").  Normally,  shares  of the fund to be  acquired  are  purchased  on the
Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption proceeds.  The Fund reserves the right,  in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple  exchange requests from a dealer might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares  from one fund to another,  any special account  features such as an Asset  Builder Plan or an Automatic  Withdrawal  Plan,  will be switched  to the new  account  unless  you tell the  Transfer  Agent not to do so.  However, special  redemption  and exchange  features such as Automatic  Exchange  Plans and Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer  Senior Floating Rate Fund,
Oppenheimer  Principal Protected Main Street Fund I and Oppenheimer Principal Protected Main
Street Fund II.

      In connection with any exchange  request,  the number of shares  exchanged may be less than the number  requested  if the exchange or the number  requested  would  include  shares subject  to  a  restriction  cited  in  the  Prospectus  or  this  Statement  of  Additional
Information  or would include  shares  covered by a share  certificate  that is not tendered with  the  request.  In  those  cases,  only  the  shares  available  for  exchange  without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange  have  different  investment objectives,  policies  and risks.  A  shareholder  should  assure that the fund  selected is appropriate  for his or her  investment  and should be aware of the tax  consequences  of an exchange.  For  federal  income  tax  purposes,  an  exchange  transaction  is  treated as a redemption  of  shares  of one fund and a  purchase  of  shares  of  another.  "Reinvestment
Privilege,"  above,  discusses some of the tax  consequences  of  reinvestment of redemption proceeds in such cases.  The Fund,  the  Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a shareholder  in  connection  with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund  has no fixed  dividend  rate and  there  can be no assurance as to the payment of any  dividends.  The dividends paid by a class of shares will vary from time to time  depending  on  market  conditions,  the  composition  of the  Fund's portfolio,  and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same  manner,  at the same  time,  and on the same day for each  class of shares.  However,  dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A. That is because of the effect of the asset-based  sales charge on
Class B, Class C and Class N shares.

      Dividends,  distributions  (if any) and  proceeds  of the  redemption  of Fund  shares represented by checks returned to the Transfer Agent by the Postal Service as  undeliverable will be invested in Class A shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible  after the return of such checks to the Transfer  Agent,  to enable the  investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and Redemptions of Shares.  The federal
tax  treatment  of  the  Fund's  dividends  and  capital  gains   distributions  is  briefly
highlighted  in the  Prospectus.  The following is only a summary of certain  additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the  Prospectus and this Statement of Additional  Information is based on tax law in effect on the date of the  Prospectus  and this  Statement of Additional
Information.  Those  laws and  regulations  may be  changed  by  legislative,  judicial,  or administrative  action,  sometimes with retroactive effect. State and local tax treatment of ordinary  income  dividends and capital gain dividends from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code described  below.  Potential purchasers  of shares of the Fund are urged to  consult  their tax  advisers  with  specific reference to their own tax  circumstances as well as the consequences of federal,  state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated  investment  company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated  investment  company,  the Fund is not subject to federal income tax on the portion of its net investment  income (that is, taxable  interest,  dividends,  other taxable  ordinary income net of expenses,  and net short-term  capital gain in excess of net long-term  capital  loss) and capital gain net income (that is, the excess of net  long-term capital gains over net short-term capital losses) that it distributes to shareholders.  That qualification  enables the Fund to "pass  through" its income and realized  capital gains to shareholders  without  having to pay tax on them.  This avoids a "double tax" on that income and capital gains,  since  shareholders  normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement  account or the shareholder is otherwise exempt from tax).

         The  Internal  Revenue  Code  contains  a  number  of  complex  tests  relating  to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment  company,  the Fund would be treated  for tax  purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated  investment  company,  the Fund must distribute at least 90%
of its investment  company taxable income (in brief, net investment income and the excess of net short-term  capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy  certain other  requirements  of the Internal  Revenue Code, some of which are  described  below.  Distributions  by the Fund made  during the taxable  year or,  under specified  circumstances,  within 12 months  after the close of the  taxable  year,  will be considered  distributions  of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a  regulated  investment  company,  the Fund must derive at least 90% of its gross income from  dividends,  interest,  certain  payments  with respect to  securities loans,  gains  from  the sale or  other  disposition  of  stock  or  securities  or  foreign currencies  (to the  extent  such  currency  gains are  directly  related  to the  regulated investment  company's  principal  business of investing in stock or securities)  and certain other income.

      In addition to satisfying the  requirements  described above, the Fund must satisfy an asset  diversification  test in order to qualify as a regulated  investment  company.  Under that test,  at the close of each  quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's  assets  must  consist of cash and cash items  (including  receivables),
U.S.  government  securities,  securities  of  other  regulated  investment  companies,  and securities of other issuers.  As to each of those  issuers,  the Fund must not have invested more than 5% of the value of the Fund's total assets in  securities  of each such issuer and the Fund must not hold  more  than 10% of the  outstanding  voting  securities  of each such issuer.  No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.  government  securities and securities of other regulated investment  companies),  or in two or more  issuers  which the Fund  controls  and which are engaged in the same or similar trades or businesses.  For purposes of this test, obligations issued or guaranteed by certain  agencies or  instrumentalities  of the U.S.  government are treated as U.S. government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal Revenue Code,
by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned  from  January  1  through  December  31 of that  year and 98% of its  capital  gains realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet those requirements.  To meet this requirement, in certain  circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its  investment  company  taxable income for each taxable year.  Those  distributions will be taxable to  shareholders  as ordinary  income and treated as  dividends  for federal income tax purposes.

      Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions  will  be  treated  as  a  return  of  capital  to  the  extent  of  the shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.
federal income tax consequences of  distributions  made (or deemed made) during the year. If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable return of capital  at the end of the fiscal  year as a result of the  effect of the Fund's  investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless of whether the  distributions  are paid in cash or reinvested in additional  shares of the Fund
(or of another  fund).  Shareholders  receiving  a  distribution  in the form of  additional shares will be treated as  receiving a  distribution  in an amount  equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund  will be  required  in  certain  cases to  withhold  28% of  ordinary  income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct  taxpayer  identification  number
                                                   -------
or to properly certify that number when required,  (2) who is subject to backup  withholding for failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a  corporation).  All income and any tax withheld by the
Fund is remitted by the U.S.  Treasury and is identified in reports  mailed to  shareholders in January of each year.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital  gains  distributions  in shares of the same  class of any of the other Oppenheimer funds listed above.  Reinvestment will be made without sales charge at the net asset  value per share in effect at the close of  business  on the  payable  date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer
Agent in writing and must have an existing  account in the fund  selected for  reinvestment.
Otherwise,  the shareholder  first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial institutions  that  have a  sales  agreement  with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the  Manager  that  acts as the  Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a division of the  Manager.  It is  responsible  for  maintaining  the  Fund's  shareholder  registry  and shareholder  accounting records, and for paying dividends and distributions to shareholders.
It also  handles  shareholder  servicing  and  administrative  functions.  It  serves as the
Transfer  Agent for an annual per account fee. It also acts as shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  custodian  of the Fund's  assets.  The  custodian's responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the  delivery of such  securities  to and from the Fund.  It is the practice of the
Fund to deal with the custodian in a manner  uninfluenced  by any banking  relationship  the custodian  may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian  in excess of $100,000  are not  protected  by federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public  Accounting  Firm.  Deloitte & Touche llp is the independent registered  public account firm of the Fund. They audit the Fund's financial  statements and perform other related  audit  services.  They also act as for certain other funds advised by the Manager and its  affiliates.  Audit and non-audit  service  provided to the Fund must be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP Denver, Colorado September 21, 2004 STATEMENT OF INVESTMENTS July 31, 2004 -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CERTIFICATES OF DEPOSIT--16.3% -------------------------------------------------------------------------------- DOMESTIC CERTIFICATES OF DEPOSIT--2.6% Wells Fargo Bank NA, 1.30%, 8/6/04 $ 20,000,000 $ 20,000,000 -------------------------------------------------------------------------------- YANKEE CERTIFICATES OF DEPOSIT--13.7% BNP Paribas, New York: 1.341%, 6/22/05 1 10,000,000 9,995,967 1.39%, 8/5/04 10,000,000 10,000,297 -------------------------------------------------------------------------------- Calyon, New York, 1.37%, 9/10/04 10,000,000 10,000,000 -------------------------------------------------------------------------------- Canadian Imperial Bank of Commerce NY, 1.39%, 6/28/05 1 20,000,000 19,994,524 -------------------------------------------------------------------------------- HBOS Treasury Services, New York, 1.285%, 9/17/04 4,000,000 4,000,000 -------------------------------------------------------------------------------- Lloyds TSB Bank plc, New York, 1.39%, 9/24/04 15,000,000 15,000,000 -------------------------------------------------------------------------------- Nordea Bank Finland plc, New York Branch, 1.395%, 6/29/05 1 7,000,000 6,997,758 -------------------------------------------------------------------------------- Societe Generale, New York, 1.31%, 6/14/05 1 20,000,000 19,994,753 -------------------------------------------------------------------------------- UBS AG Stamford CT, 1.26%, 9/16/04 10,000,000 10,000,064 ------------ 105,983,363 ------------ Total Certificates of Deposit (Cost $125,983,363) 125,983,363 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS--12.1% -------------------------------------------------------------------------------- AB SPINTAB, 1.26%, 9/9/04 10,000,000 9,986,350 -------------------------------------------------------------------------------- Calyon North America, Inc., 1.40%, 9/9/04 4,000,000 3,993,933 -------------------------------------------------------------------------------- Danske Corp., Series A, 1.33%, 9/15/04 4,000,000 3,993,350 -------------------------------------------------------------------------------- Deutsche Bank Financial LLC, 1.12%, 8/19/04 5,000,000 4,997,200 -------------------------------------------------------------------------------- DnB NOR Bank ASA, 1.315%, 9/2/04 8,000,000 7,990,649 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS Continued -------------------------------------------------------------------------------- Fortis Funding LLC, 1.27%, 9/15/04 2 $ 10,000,000 $ 9,984,125 -------------------------------------------------------------------------------- Governor & Co. of the Bank of Ireland, 1.11%, 8/2/04 2 7,300,000 7,299,775 -------------------------------------------------------------------------------- HBOS Treasury Services: 1.095%, 8/6/04 5,000,000 4,999,240 1.10%, 8/4/04 5,000,000 4,999,542 1.51%, 10/14/04 3,500,000 3,489,136 -------------------------------------------------------------------------------- Nationwide Building Society, 1.32%, 8/20/04 5,000,000 4,996,517 -------------------------------------------------------------------------------- Nordea North America, Inc., 1.60%, 10/14/04 6,000,000 5,980,267 -------------------------------------------------------------------------------- Toronto Dominion Holdings, Inc., 1.42%, 9/22/04 5,000,000 4,989,744 -------------------------------------------------------------------------------- UBS Finance (Delaware) LLC, 1.28%, 9/13/04 15,163,000 15,139,455 ------------ Total Direct Bank Obligations (Cost $92,839,283) 92,839,283 -------------------------------------------------------------------------------- SHORT-TERM NOTES--68.7% --------------------------------------------------------------------------------

ASSET-BACKED--24.6% Eiffel Funding LLC:

1.34%, 8/16/04 2 5,000,000 4,997,208 1.61%, 10/25/04 2 5,750,000 5,728,142 -------------------------------------------------------------------------------- FCAR Owner Trust I: 1.61%, 10/15/04 13,000,000 12,957,396 1.61%, 10/18/04 5,000,000 4,982,558 -------------------------------------------------------------------------------- Gotham Funding Corp.: 1.37%, 8/11/04 2 5,000,000 4,998,097 1.45%, 8/26/04 2 5,698,000 5,692,302 -------------------------------------------------------------------------------- GOVCO Inc.: 1.55%, 10/19/04 2 4,300,000 4,285,374 1.59%, 10/25/04 2 10,000,000 9,962,458 -------------------------------------------------------------------------------- Legacy Capital LLC: 1.14%, 8/18/04 2 5,000,000 4,997,308 1.36%, 9/2/042 15,000,000 14,981,422 -------------------------------------------------------------------------------- Lexington Parker Capital Co. LLC, 1.16%, 8/3/04 2 12,000,000 11,999,234 -------------------------------------------------------------------------------- 11 | OPPENHEIMER CASH RESERVES STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- ASSET-BACKED Continued Neptune Funding Corp.: 1.23%, 8/12/04 2 $ 4,650,000 $ 4,648,068 1.40%, 8/16/04 2 6,000,000 5,996,500 1.40%, 8/19/04 2 2,000,000 1,998,600 1.59%, 10/22/04 2 10,000,000 9,963,783 -------------------------------------------------------------------------------- New Center Asset Trust, 1.60%, 10/7/04 12,000,000 11,964,267 -------------------------------------------------------------------------------- Perry Global Funding LLC, Series A: 1.55%, 10/21/04 2 5,000,000 4,982,563 1.56%, 10/19/04 2 12,500,000 12,457,208 -------------------------------------------------------------------------------- Regency Markets No. 1 LLC, 1.28%, 8/20/04 2 15,000,000 14,989,497 -------------------------------------------------------------------------------- Solitaire Funding LLC, 1.30%, 8/26/04 2 7,900,000 7,893,033 -------------------------------------------------------------------------------- Thornburg Mortgage Capital Resources, 1.685%, 11/1/04 2 17,500,000 17,432,834 -------------------------------------------------------------------------------- Victory Receivables Corp.: 1.35%, 9/2/04 2 2,000,000 1,997,600 1.55%, 10/12/04 2 10,000,000 9,969,000 ------------ 189,874,452 -------------------------------------------------------------------------------- CAPITAL MARKETS--14.4% Banc of America Securities LLC, 1.40%, 8/2/04 1 15,000,000 15,000,000 -------------------------------------------------------------------------------- Bear Stearns Cos., Inc., 1.29%, 8/10/04 10,000,000 9,996,775 -------------------------------------------------------------------------------- Citigroup Global Markets Holdings, Inc.: 1.30%, 8/13/04 6,000,000 5,997,400 1.34%, 8/19/04 10,000,000 9,993,300 1.52%, 10/18/04 10,000,000 9,967,067 -------------------------------------------------------------------------------- Goldman Sachs Group, Inc.: 1.25%, 10/20/04 3 10,000,000 10,000,000 1.68%, 10/18/04 3 3,000,000 3,000,000 -------------------------------------------------------------------------------- Lehman Brothers, Inc., 1.38%, 12/15/04 1 18,000,000 18,000,000 -------------------------------------------------------------------------------- Morgan Stanley, 1.25%, 8/27/04 1 10,000,000 10,000,000 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CAPITAL MARKETS Continued Wachovia Securities LLC, 1.47%, 12/22/04 1 $ 19,000,000 $ 19,000,000 ------------ 110,954,542 -------------------------------------------------------------------------------- COMMERCIAL BANKS--2.5% Bank of America Corp., 1.60%, 10/26/04 10,000,000 9,961,778 -------------------------------------------------------------------------------- J.P. Morgan Chase & Co., 1.31%, 8/17/04 9,000,000 8,994,760 ------------ 18,956,538 -------------------------------------------------------------------------------- COMMERCIAL FINANCE--0.2% Countrywide Home Loans, 1.37%, 8/2/04 1,850,000 1,849,928 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES--7.7% General Electric Capital Corp.: 1.08%, 8/5/04 9,000,000 8,998,920 1.29%, 9/8/04 10,000,000 9,986,383 1.34%, 9/7/04 5,000,000 4,993,114 -------------------------------------------------------------------------------- Household Finance Corp.: 1.51%, 10/8/04 7,500,000 7,478,608 1.54%, 10/22/04 5,000,000 4,982,461 1.60%, 10/13/04 10,000,000 9,967,556 -------------------------------------------------------------------------------- Prudential Funding LLC: 1.12%, 8/4/04 12,000,000 11,998,880 1.62%, 10/28/04 1,000,000 996,040 ------------ 59,401,962 -------------------------------------------------------------------------------- INSURANCE--7.6% ING America Insurance Holdings, Inc., 1.72%, 11/29/04 10,000,000 9,942,667 -------------------------------------------------------------------------------- Jackson National Life Global Funding, Series 2004-6, 1.38%, 8/16/04 1,4 5,000,000 5,000,000 -------------------------------------------------------------------------------- Metropolitan Life Global Funding I, Series 2003-5, 1.39%, 8/15/04 1,3 8,600,000 8,600,000 12 | OPPENHEIMER CASH RESERVES PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- INSURANCE Continued Prudential Insurance Co. of America, 1.65%, 1/31/05 1 $ 10,000,000 $ 10,000,000 -------------------------------------------------------------------------------- Security Life of Denver Insurance Co.: 1.31%, 8/18/041 10,000,000 10,000,000 1.46%, 10/27/04 1 10,000,000 10,000,000 -------------------------------------------------------------------------------- United of Omaha Life Insurance Co., 1.46%, 8/2/04 1,3 5,000,000 5,000,000 ------------ 58,542,667 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL--11.7% Blue Spice LLC, 1.54%, 10/12/04 2 6,800,000 6,779,056 -------------------------------------------------------------------------------- Cooperative Assn of Tractor Dealers, Inc., Series A, 1.35%, 8/13/04 5,100,000 5,097,705 -------------------------------------------------------------------------------- Cooperative Assn. of Tractor Dealers, Inc., Series B: 1.16%, 8/2/04 3,000,000 2,999,903 1.60%, 10/19/04 2,000,000 1,992,979 -------------------------------------------------------------------------------- K2 (USA) LLC: 1.30%, 8/25/04 2 4,900,000 4,895,753 1.44%, 6/30/05 1,4 13,000,000 12,997,588 -------------------------------------------------------------------------------- LINKS Finance LLC: 1.35%, 10/15/04 1,4 5,000,000 5,000,000 1.41%, 8/25/04 1,4 10,000,000 9,999,868 1.41%, 9/30/04 1,4 10,000,000 9,999,672 -------------------------------------------------------------------------------- Parkland (USA) LLC, 1.36%, 1/14/05 1,4 5,000,000 4,999,773 -------------------------------------------------------------------------------- RACERS Trust, Series 2004-6-MM, 1.426%, 8/23/04 1,4 2,500,000 2,500,000 -------------------------------------------------------------------------------- Sigma Finance, Inc.: 1.34%, 9/16/04 2 10,000,000 9,982,878 1.42%, 11/26/04 1,4 10,000,000 9,999,522 1.63%, 10/28/04 2 3,000,000 2,988,047 ------------ 90,232,744 ------------ Total Short-Term Notes (Cost $529,812,833) 529,812,833 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- U.S. GOVERNMENT AGENCIES--2.6% -------------------------------------------------------------------------------- Federal Home Loan Bank, 1.50%, 3/1/05 $ 5,000,000 $ 5,000,000 -------------------------------------------------------------------------------- Federal National Mortgage Assn.: 1.375%, 2/18/05 5,000,000 5,000,000 1.55%, 5/4/05 5,000,000 5,000,000 1.60%, 5/13/05 5,000,000 5,000,000 ------------ Total U.S. Government Agencies (Cost $20,000,000) 20,000,000 -------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (COST $768,635,479) 99.7% 768,635,479 -------------------------------------------------------------------------------- OTHER ASSETS NET OF LIABILITIES 0.3 2,211,514 ------------------------------- NET ASSETS 100.0% $770,846,993 =============================== FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $201,899,865, or 26.19% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees. 3. Illiquid security. See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $60,496,423 or 7.85% of the Fund's net assets as of July 31, 2004. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 13 | OPPENHEIMER CASH RESERVES STATEMENT OF ASSETS AND LIABILITIES July 31, 2004 --------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------

Investments, at value (cost $768,635,479)--see accompanying statement of investments      $768,635,479
------------------------------------------------------------------------------------------------------
Cash                                                                                         2,250,865
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           5,088,485
Interest                                                                                       501,411
Other                                                                                           84,572
                                                                                          ------------
Total assets                                                                               776,560,812

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                       5,190,869
Transfer and shareholder servicing agent fees                                                  210,224
Shareholder communications                                                                     119,653
Dividends                                                                                       78,092
Distribution and service plan fees                                                              76,960
Trustees' compensation                                                                           3,935
Other                                                                                           34,086
                                                                                          ------------
Total liabilities                                                                            5,713,819

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $770,846,993
                                                                                          ============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $    770,801
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 770,073,020
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     3,172
                                                                                          ------------
NET ASSETS                                                                                $770,846,993
                                                                                          ============
14 | OPPENHEIMER CASH RESERVES

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $385,393,362 and
385,402,285 shares of beneficial interest outstanding)                                        $1.00
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $219,061,447 and 219,019,524 shares
of beneficial interest outstanding)                                                           $1.00
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $109,083,081 and 109,070,795 shares
of beneficial interest outstanding)                                                           $1.00
---------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $57,309,103 and 57,308,109 shares
of beneficial interest outstanding)                                                           $1.00
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 15 | OPPENHEIMER CASH RESERVES STATEMENT OF OPERATIONS For the Year Ended July 31, 2004 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- INVESTMENT INCOME Interest $ 9,290,537 -------------------------------------------------------------------------------- EXPENSES Management fees 3,804,838 --------------------------------------------------------------------------------

Distribution and service plan fees:

Class A 794,910 Class B 1,242,150 Class C 485,848 Class N 279,366 --------------------------------------------------------------------------------

Transfer and shareholder servicing agent fees:

Class A 1,893,652 Class B 772,890 Class C 353,735 Class N 204,775 -------------------------------------------------------------------------------- Shareholder communications: Class A 170,569 Class B 55,705 Class C 20,478 Class N 5,085 -------------------------------------------------------------------------------- Custodian fees and expenses 9,817 -------------------------------------------------------------------------------- Trustees' compensation 7,733 -------------------------------------------------------------------------------- Other 291,459 ------------- Total expenses 10,393,010 Less reduction to custodian expenses (1,613) Less payments and waivers of expenses (2,198,173) ------------- Net expenses 8,193,224 -------------------------------------------------------------------------------- NET INVESTMENT INCOME 1,097,313 -------------------------------------------------------------------------------- NET REALIZED GAIN ON INVESTMENTS 3,172 -------------------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,100,485 ============= SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 16 | OPPENHEIMER CASH RESERVES STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                2004                  2003
----------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                     $   1,097,313       $     3,924,750
----------------------------------------------------------------------------------------------
Net realized gain                                                 3,172                73,568
                                                          -----------------------------------
Net increase in net assets resulting from operations          1,100,485             3,998,318

----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                        (685,870)           (2,404,957)
Class B                                                        (257,841)           (1,044,894)
Class C                                                         (98,460)             (272,812)
Class N                                                         (55,142)             (202,087)
----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              --               (32,551)
Class B                                                              --               (28,468)
Class C                                                              --                (8,440)
Class N                                                              --                (3,523)

----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                     (80,451,332)           25,949,775
Class B                                                     (97,689,917)         (101,017,788)
Class C                                                       2,433,081           (16,470,114)
Class N                                                       4,958,877             9,589,171

----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
Total decrease                                             (170,746,119)          (81,948,370)
----------------------------------------------------------------------------------------------
Beginning of period                                         941,593,112         1,023,541,482
                                                          ------------------------------------
End of period                                             $ 770,846,993       $   941,593,112
                                                          ====================================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 17 | OPPENHEIMER CASH RESERVES FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                          2004            2003             2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1           .01              .01              .05              .05
Net realized gain                                           -- 1            --1              -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total from investment operations                            -- 1           .01              .01              .05              .05
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1          (.01)            (.01)            (.05)            (.05)
Distributions from net realized gain                        --              -- 1             -- 1             --               --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1          (.01)            (.01)            (.05)            (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00        $    1.00        $    1.00        $    1.00
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.17%           0.54%            1.31%            4.84%            5.10%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 385,393       $ 465,843        $ 439,893        $ 395,898        $ 317,198
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 405,288       $ 451,634        $ 405,285        $ 351,490        $ 312,440
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3
Net investment income                                     0.17%           0.53%            1.30%            4.67%            5.00%
Total expenses                                            1.22%           1.16%            1.17%            1.15%            1.06%
Expenses after payments and waivers
and reduction to custodian expenses                       0.99%           1.00%            1.16%             N/A 4            N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 18 | OPPENHEIMER CASH RESERVES

CLASS B         YEAR ENDED JULY 31,                       2004            2003            2002             2001             2000
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04              .04
Net realized gain                                           -- 1            -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04              .04
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)            (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --               --
                                                     -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)            (.04)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00        $    1.00
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.11%           0.27%           0.76%            4.25%            4.52%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 219,061       $ 316,750       $ 417,768        $ 239,201        $ 172,345
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 247,836       $ 385,078       $ 288,676        $ 208,775        $ 225,824
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.27%           0.75%            4.07%            4.40%
Total expenses                                            1.34%           1.37%           1.71%            1.70%            1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.04%           1.27%           1.70%             N/A 4            N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 19 | OPPENHEIMER CASH RESERVES FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS C         YEAR ENDED JULY 31,                       2004            2003            2002             2001           2000
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       -- 1            -- 1           .01              .04             .04
Net realized gain                                           -- 1            -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------
Total from investment operations                            -- 1            -- 1           .01              .04             .04
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 1            -- 1          (.01)            (.04)           (.04)
Distributions from net realized gain                        --              -- 1            -- 1             --              --
                                                     ----------------------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                             -- 1            -- 1          (.01)            (.04)           (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    1.00       $    1.00       $    1.00        $    1.00       $    1.00
                                                     ============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                            0.10%           0.25%           0.76%            4.26%           4.52%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 109,083       $ 106,650       $ 123,120        $  85,076       $  49,382
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  97,058       $ 113,569       $  85,893        $  68,741       $  59,556
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     0.10%           0.24%           0.80%            4.07%           4.44%
Total expenses                                            1.39%           1.41%           1.71%            1.70%           1.61%
Expenses after payments and waivers
and reduction to custodian expenses                       1.05%           1.28%           1.70%             N/A 4           N/A 4
1. Less than $0.005 per share. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 20 | OPPENHEIMER CASH RESERVES

CLASS N         YEAR ENDED JULY 31,                             2004             2003             2002              2001 1
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     1.00       $     1.00       $     1.00        $     1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                             -- 2             -- 2            .01               .01
Net realized gain                                                 -- 2             -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total from investment operations                                  -- 2             -- 2            .01               .01
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              -- 2             -- 2           (.01)             (.01)
Distributions from net realized gain                              --               -- 2             -- 2              --
                                                          ----------------------------------------------------------------
Total dividends and/or distributions to shareholders              -- 2             -- 2           (.01)             (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $     1.00       $     1.00       $     1.00        $     1.00
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                  0.10%            0.43%            1.08%             1.49%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $   57,309       $   52,350       $   42,761        $    4,275
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $   55,961       $   49,145       $   21,014        $      737
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           0.10%            0.41%            0.68%             3.03%
Total expenses                                                  1.39%            1.24%            1.47%             1.19%
Expenses after payments and waivers
and reduction to custodian expenses                             1.06%            1.11%            1.46%              N/A 5
1. For the period from March 1, 2001 (inception of offering) to July 31, 2001. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 4. Annualized for periods of less than one full year. 5. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 21 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

        The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------- SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

22 | OPPENHEIMER CASH RESERVES

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED INVESTMENT INCOME LONG-TERM GAIN LOSS CARRYFORWARD 1,2 ------------------------------------------------------------------- $84,664 $-- $-- 1. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward. 2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

YEAR ENDED YEAR ENDED JULY 31, 2004 JULY 31, 2003 ------------------------------------------------------------------- Distributions paid from: Ordinary income $ 1,097,313 $ 3,924,750 Long-term capital gain -- 72,982 --------------------------------- Total $ 1,097,313 $ 3,997,732 ================================= --------------------------------------------------------------------------------

TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund. 23 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      YEAR ENDED JULY 31, 2004               YEAR ENDED JULY 31, 2003
                                    SHARES              AMOUNT             SHARES              AMOUNT
------------------------------------------------------------------------------------------------------

CLASS A
Sold                           488,619,859       $ 488,619,859        645,438,961       $ 645,438,961
Dividends and/or
distributions reinvested           638,759             638,759          2,267,138           2,267,138
Redeemed                      (569,709,950)       (569,709,950)      (621,756,324)       (621,756,324)
                             -------------------------------------------------------------------------
Net increase (decrease)        (80,451,332)      $ (80,451,332)        25,949,775       $  25,949,775
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS B
Sold                           244,796,543       $ 244,796,543        387,633,392       $ 387,633,392
Dividends and/or
distributions reinvested           223,924             223,924            989,218             989,218
Redeemed                      (342,710,384)       (342,710,384)      (489,640,398)       (489,640,398)
                             -------------------------------------------------------------------------
Net decrease                   (97,689,917)      $ (97,689,917)      (101,017,788)      $(101,017,788)
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                           201,146,784       $ 201,146,784        236,359,515       $ 236,359,515
Dividends and/or
distributions reinvested            86,278              86,278            256,705             256,705
Redeemed                      (198,799,981)       (198,799,981)      (253,086,334)       (253,086,334)
                             -------------------------------------------------------------------------
Net increase (decrease)          2,433,081       $   2,433,081        (16,470,114)      $ (16,470,114)
                             =========================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                            97,262,364       $  97,262,364        156,184,467       $ 156,184,467
Dividends and/or
distributions reinvested            53,182              53,182            204,581             204,581
Redeemed                       (92,356,669)        (92,356,669)      (146,799,877)       (146,799,877)
                             -------------------------------------------------------------------------
Net increase                     4,958,877       $   4,958,877          9,589,171       $   9,589,171
                             =========================================================================
24 | OPPENHEIMER CASH RESERVES -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.40% of net assets in excess of $1 billion.

-------------------------------------------------------------------------------- ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns. --------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $2,682,208 to OFS for services to the Fund.

-------------------------------------------------------------------------------- DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. --------------------------------------------------------------------------------

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. Effective January 1, 2003, the Fund decreased the asset-based sales charge on Class B and Class C shares to 0.50% of average daily net assets per annum. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated

25 | OPPENHEIMER CASH RESERVES NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

expenses under the plan at July 31, 2004 for Class N shares were $3,587,557. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                           CLASS A             CLASS B             CLASS C             CLASS N
                        CONTINGENT          CONTINGENT          CONTINGENT          CONTINGENT
                          DEFERRED            DEFERRED            DEFERRED            DEFERRED
                     SALES CHARGES       SALES CHARGES       SALES CHARGES       SALES CHARGES
                       RETAINED BY         RETAINED BY         RETAINED BY         RETAINED BY
YEAR ENDED             DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------

July 31, 2004             $192,874            $298,926             $94,152            $336,882
--------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. Effective December 6, 2002, the Manager has agreed to limit the Fund’s management fee to 0.40% of the Fund’s average net assets for each class of shares. As a result of this limitation the Fund was reimbursed $574,382 for the year ended July 31, 2004. This expense limitation can be amended or terminated at any time without advance notice.

        Prior to April 28, 2003, OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. Effective April 28, 2003, transfer agent fees for all classes are limited to the lesser of 0.35% of average daily net assets or to an amount (but not less than zero) necessary to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. During the year ended July 31, 2004, OFS waived $654,720, $562,778, $260,880 and $145,413 for Class A, Class B, Class C and Class N shares, respectively. Each of the above-mentioned voluntary undertakings may be further amended or withdrawn at any time.

-------------------------------------------------------------------------------- 4. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $26,600,000, which represents 3.45% of the Fund’s net assets.

26 | OPPENHEIMER CASH RESERVES 5. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, “OppenheimerFunds”), as well as 51 of the Oppenheimer funds (collectively, the “Funds”) excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the “Directors/Trustees”). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                                            A-4
                                         Appendix A

                             Description of Securities Ratings

Below is a description  of the two highest  rating  categories  for Short Term Debt and Long
Term Debt by the "Nationally-Recognized  Statistical Rating Organizations" which the Manager evaluates in  purchasing  securities  on behalf of the Fund.  The ratings  descriptions  are based on information supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following  rating  designations  for commercial  paper (defined by Moody's as promissory obligations  not having original  maturity in excess of nine months),  are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1:  Superior  capacity  for  repayment.  Capacity  will  normally be  evidenced by the following characteristics:  (a) leading market positions in well-established industries; (b)
high rates of return on funds  employed;  (c)  conservative  capitalization  structure  with moderate reliance on debt and ample asset protection;  (d) broad margins in earning coverage of fixed  financial  charges and high internal  cash  generation;  and (e)  well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Strong  capacity  for  repayment.  This will  normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings  trends and coverage  ratios, while sound, will be more subject to variation. Capitalization characteristics,  while still appropriate,  may be more  affected by external  conditions.  Ample  alternate  liquidity is maintained.

      Moody's  ratings  for  state  and  municipal  short-term  obligations  are  designated
"Moody's Investment Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is  afforded  by established  cash flows,  highly  reliable  liquidity  support or  demonstrated  broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard  &  Poor's  Ratings  Services,  a  division  of  The  McGraw-Hill  Companies,  Inc.
("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial  paper (defined by Standard and
Poor's as debt having an original  maturity of no more than 365 days) assess the  likelihood of payment:

A-1:  Obligation  is rated in the  highest  category.  The  obligor's  capacity  to meet its financial  commitment on the  obligation is strong.  Within this  category,  a plus (+) sign designation  indicates the obligor's capacity to meet its financial  obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances  and  economic  conditions  than  obligations  in  higher  rating  categories.
However,  the  obligor's  capacity to meet its  financial  commitment  on the  obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1:  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:  Satisfactory  capacity to pay  principal  and interest,  with some  vulnerability  to adverse financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the  following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest capacity for timely payment of financial commitments.
May have an added "+" to denote any exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory   capacity  for  timely  payment  of  financial
commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates an entity which possesses  unquestioned  ability to repay current liabilities as they fall due.
Entities rated in this category normally maintain strong liquidity  positions,  conservative debt levels and profitability  which is both stable and above average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound industry  segments with proven track records,  sustainable  positive  future  results and no substantial  qualifying negative  factors.  Given the extremely tough  definition  which DBRS has established for an
"R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated
"R-1 (middle)" is of superior  credit  quality and, in most cases,  ratings in this category differ  from  "R-1  (high)"  credits  to only a small  degree.  Given  the  extremely  tough definition  which DBRS has for the "R-1 (high)"  category  (which few  companies are able to achieve),  entities rated "R-1 (middle)" are also considered  strong credits which typically exemplify above average  strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of  satisfactory  credit  quality.  The overall  strength and outlook for key  liquidity,  debt and  profitability  ratios is not normally as favorable as with  higher  rating  categories,  but  these  considerations  are  still  respectable.  Any qualifying  negative  factors  which  exist are  considered  manageable,  and the  entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having  reasonable  ability for timely  repayment to a level which is considered only just adequate.  The liquidity and debt ratios  of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"
category,  and the past and future trend may suggest some risk of  maintaining  the strength of key ratios in these  areas.  Alternative  sources of  liquidity  support  are  considered satisfactory;  however, even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position  in the  industry  is not  typically  as  strong  as  the  "R-1  credit".
Profitability  trends,  past and future, may be less favorable,  earnings not as stable, and there are often negative  qualifying  factors  present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for  securities  purchased by the Fund with a remaining  maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged to be the best quality.  They carry the smallest  degree of investment risk and are generally  referred to as "gilt edged." Interest payments are protected by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the  various  protective elements are likely to change,  the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"  group,  they comprise what are generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins  of  protection  may not be as large  as with  "Aaa"  securities  or fluctuation  of  protective  elements  may be of  greater  amplitude  or there  may be other elements  present which make the long-term  risk appear  somewhat  larger than that of "Aaa"
securities.

      Moody's   applies   numerical   modifiers   "1",  "2"  and  "3"  in  its  "Aa"  rating
classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small  degree.  A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings denote the lowest  expectation of credit risk.
They are assigned only in the case of  exceptionally  strong  capacity for timely payment of financial  commitments.  This  capacity  is highly  unlikely  to be  adversely  affected  by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation of credit risk.
They  indicate a very strong  capacity  for timely  payment of financial  commitments.  This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly  vulnerable to foreseeable  future  developments,  short-term  debt of these issuers is generally  rated
"F-1+".

                                            B-12
                                         Appendix B

                                  Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

[OBJECT OMITTED]
--------
1. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees" in this Statement of Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.